Document and Entity Information	12 Months Ended
Dec. 31, 2010
Document and Entity Information
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 23, 2011
Entity Registrant Name	UNITEDHEALTH GROUP INC
Entity Central Index Key	0000731766

Consolidated Balance Sheets (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 9,123	$ 9,800
Short-term investments	2,072	1,239
Accounts receivable, net of allowances of $241 and $220	2,061	1,954
Assets under management	2,550	2,383
Deferred income taxes	403	448
Other current receivables, net of allowances of $66 and $28	1,643	1,838
Prepaid expenses and other current assets	541	538
Total current assets	18,393	18,200
Long-term investments	14,707	13,311
Property, equipment and capitalized software, net of accumulated depreciation and amortization of $2,779 and $2,738	2,200	2,140
Goodwill	22,745	20,727
Other intangible assets, net of accumulated amortization of $1,350 and $1,038	2,910	2,381
Other assets	2,108	2,286
Total assets	63,063	59,045
Current liabilities:
Medical costs payable	9,220	9,362
Accounts payable and accrued liabilities	6,488	6,283
Other policy liabilities	3,979	3,137
Commercial paper and current maturities of long-term debt	2,480	2,164
Unearned revenues	1,533	1,217
Total current liabilities	23,700	22,163
Long-term debt, less current maturities	8,662	9,009
Future policy benefits	2,361	2,325
Deferred income taxes and other liabilities	2,515	1,942
Total liabilities	37,238	35,439
Commitments and contingencies (Note 13)
Shareholders' equity:
Preferred stock, $0.001 par value - 10 shares authorized; no shares issued or outstanding	0	0
Common stock, $0.01 par value - 3,000 shares authorized; 1,086 and 1,147 issued and outstanding	11	11
Retained earnings	25,562	23,342
Accumulated other comprehensive income (loss):
Net unrealized gains on investments, net of tax effects	280	277
Foreign currency translation losses	(28)	(24)
Total shareholders' equity	25,825	23,606
Total liabilities and shareholders' equity	$ 63,063	$ 59,045

Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Per Share data	Dec. 31, 2010	Dec. 31, 2009
Consolidated Balance Sheets
Accounts receivable allowances	$ 241	$ 220
Other current receivables allowances	66	28
Property, equipment and capitalized software, accumulated depreciation and amortization	2,779	2,738
Other intangible assets, accumulated amortization	$ 1,350	$ 1,038
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	10	10
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	3,000	3,000
Common stock, issued	1,086	1,147
Common stock, outstanding	1,086	1,147

Consolidated Statements of Operations (USD $) In Millions, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Revenues:
Premiums	$ 85,405	$ 79,315	$ 73,608
Services	5,819	5,306	5,152
Products	2,322	1,925	1,655
Investment and other income	609	592	771
Total revenues	94,155	87,138	81,186
Operating costs:
Medical costs	68,841	65,289	60,359
Operating costs	14,270	12,734	13,103
Cost of products sold	2,116	1,765	1,480
Depreciation and amortization	1,064	991	981
Total operating costs	86,291	80,779	75,923
Earnings from operations	7,864	6,359	5,263
Interest expense	(481)	(551)	(639)
Earnings before income taxes	7,383	5,808	4,624
Provision for income taxes	(2,749)	(1,986)	(1,647)
Net earnings	$ 4,634	$ 3,822	$ 2,977
Basic net earnings per common share	$ 4.14	$ 3.27	$ 2.45
Diluted net earnings per common share	$ 4.1	$ 3.24	$ 2.4
Basic weighted-average number of common shares outstanding	1,120	1,168	1,214
Dilutive effect of common stock equivalents	11	11	27
Diluted weighted-average number of common shares outstanding	1,131	1,179	1,241
Anti-dilutive shares excluded from the calculation of dilutive effect of common stock equivalents	94	107	90
Cash dividends per common share	$ 0.405	$ 0.03	$ 0.03

Consolidated Statements of Changes in Shareholders' Equity (USD $) In Millions	Total	Common Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)
Balance at Dec. 31, 2007	$ 20,063	$ 13	$ 1,023	$ 18,929	$ 98
Balance (in shares) at Dec. 31, 2007		1,253
Net earnings	2,977			2,977
Unrealized holding gains (losses) on investment securities during the period, net of tax expense of $76, $187, and $26	(132)				(132)
Reclassification adjustment for net realized gains (losses) included in net earnings, net of tax expense of $2, $4, and $26	4				4
Foreign currency translation loss	(22)				(22)
Comprehensive income	2,827
Issuances of common stock, and related tax benefits (in shares)		20
Issuances of common stock, and related tax benefits	272	0	272
Common stock repurchases (in shares)		(72)
Common stock repurchases	(2,684)	(1)	(1,596)	(1,087)
Share-based compensation, and related tax benefits	339		339
Common stock dividend	(37)			(37)
Balance at Dec. 31, 2008	20,780	12	38	20,782	(52)
Balance (in shares) at Dec. 31, 2008		1,201
Net earnings	3,822			3,822
Unrealized holding gains (losses) on investment securities during the period, net of tax expense of $76, $187, and $26	314				314
Reclassification adjustment for net realized gains (losses) included in net earnings, net of tax expense of $2, $4, and $26	(7)				(7)
Foreign currency translation loss	(2)				(2)
Comprehensive income	4,127
Issuances of common stock, and related tax benefits (in shares)		20
Issuances of common stock, and related tax benefits	221	0	221
Common stock repurchases (in shares)		(74)
Common stock repurchases	(1,801)	(1)	(574)	(1,226)
Share-based compensation, and related tax benefits	315		315
Common stock dividend	(36)			(36)
Balance at Dec. 31, 2009	23,606	11	0	23,342	253
Balance (in shares) at Dec. 31, 2009	1,147	1,147
Net earnings	4,634			4,634
Unrealized holding gains (losses) on investment securities during the period, net of tax expense of $76, $187, and $26	48				48
Reclassification adjustment for net realized gains (losses) included in net earnings, net of tax expense of $2, $4, and $26	(45)				(45)
Foreign currency translation loss	(4)				(4)
Comprehensive income	4,633
Issuances of common stock, and related tax benefits (in shares)		15
Issuances of common stock, and related tax benefits	207	0	207
Common stock repurchases (in shares)	76	(76)
Common stock repurchases	(2,517)	0	(552)	(1,965)
Share-based compensation, and related tax benefits	345		345
Common stock dividend	(449)			(449)
Balance at Dec. 31, 2010	$ 25,825	$ 11	$ 0	$ 25,562	$ 252
Balance (in shares) at Dec. 31, 2010	1,086	1,086

Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Consolidated Statements of Changes in Shareholders' Equity
Unrealized holding gains (losses) on investment securities during the period, tax expense (benefit)	$ 26	$ 187	$ (76)
Reclassification adjustment for net realized (gains) losses included in net earnings, tax (expense) benefit	$ (26)	$ (4)	$ 2

Consolidated Statements of Cash Flows (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Operating activities
Net earnings	$ 4,634	$ 3,822	$ 2,977
Noncash items:
Depreciation and amortization	1,064	991	981
Deferred income taxes	45	(16)	(166)
Share-based compensation	326	334	305
Other	203	23	(122)
Net change in other operating items, net of effects from acquisitions and changes in AARP balances:
Accounts receivable	(16)	100	(219)
Other assets	84	(250)	(48)
Medical costs payable	(88)	424	(41)
Accounts payable and other liabilities	(341)	99	708
Other policy liabilities	10	104	(170)
Unearned revenues	352	(6)	33
Cash flows from operating activities	6,273	5,625	4,238
Investing activities
Cash paid for acquisitions, net of cash assumed	(2,323)	(486)	(4,012)
Cash received from disposition	19	0	199
Purchases of property, equipment and capitalized software	(878)	(739)	(791)
Proceeds from disposal of property, equipment and capitalized software	0	0	185
Purchases of investments	(7,855)	(6,466)	(9,251)
Sales of investments	2,593	4,040	5,568
Maturities of investments	3,105	2,675	3,030
Cash flows used for investing activities	(5,339)	(976)	(5,072)
Financing activities
Proceeds from (repayments of) commercial paper, net	930	(99)	(1,346)
Proceeds from issuance of long-term debt	747	0	2,981
Payments for retirement of long-term debt	(1,583)	(1,350)	(500)
Proceeds from interest rate swap termination	0	513	0
Common stock repurchases	(2,517)	(1,801)	(2,684)
Proceeds from common stock issuances	272	282	299
Share-based compensation excess tax benefit	27	38	62
Customer funds administered	974	204	(461)
Dividends paid	(449)	(36)	(37)
Checks outstanding	(5)	22	1,224
Other	(7)	(48)	(143)
Cash flows used for financing activities	(1,611)	(2,275)	(605)
(Decrease) increase in cash and cash equivalents	(677)	2,374	(1,439)
Cash and cash equivalents, beginning of period	9,800	7,426	8,865
Cash and cash equivalents, end of period	9,123	9,800	7,426
Supplemental cash flow disclosures
Cash paid for interest	509	527	621
Cash paid for income taxes	$ 2,725	$ 2,048	$ 1,882

Description of Business	12 Months Ended
Dec. 31, 2010
Description of Business
Description of Business

1. Description of Business

UnitedHealth Group Incorporated (also referred to as "UnitedHealth Group" and "the Company") is a diversified health and well-being company dedicated to making health care work better. The Company emphasizes enhancing the performance of the health system and improving the overall health and well-being of the people it serves and their communities. The Company helps people get the care they need at an affordable cost; supports the physician/patient relationship; and empowers people with the information, guidance and tools they need to make personal health choices and decisions.

The Company's primary focus is on improving the health care system by simplifying the administrative components of health care delivery, promoting evidence-based medicine as the standard for care, and providing relevant, actionable data that physicians, health care professionals, consumers, employers and other participants in health care can use to make better, more informed decisions.

Through its diversified family of businesses, the Company leverages core competencies in advanced technology-based transactional capabilities; health care data, knowledge and information; and health care resource organization and care facilitation to improve access to health and well-being services, simplify the health care experience, promote quality and make health care more affordable.

Basis of Presentation, Use of Estimates and Significant Accounting Policies	12 Months Ended
Dec. 31, 2010
Basis of Presentation, Use of Estimates and Significant Accounting Policies
Basis of Presentation, Use of Estimates and Significant Accounting Policies
2. Basis of Presentation, Use of Estimates and Significant Accounting Policies

Basis of Presentation

The Company has prepared the Consolidated Financial Statements according to U.S. Generally Accepted Accounting Principles (GAAP) and has included the accounts of UnitedHealth Group and its subsidiaries. The Company has eliminated intercompany balances and transactions.

During the first quarter of 2011, the Company renamed its reportable segments to conform to the naming conventions of its market facing businesses. Consequently, the Health Benefits reportable segment is now UnitedHealthcare, and the health services businesses, OptumHealth, Ingenix, and Prescriptions Solutions, are now OptumHealth, OptumInsight, and OptumRx, respectively. On January 1, 2011, the Company realigned certain of its businesses to respond to changes in the markets it serves and the opportunities that are emerging as the health system evolves. For example, OptumHealth's results of operations now include the Company's clinical services assets, including Southwest Medical multi-specialty clinics in Nevada and Evercare nurse practitioners serving the frail and elderly, which had historically been reported in UnitedHealthcare Employer & Individual and UnitedHealthcare Medicare & Retirement, respectively. UnitedHealthcare Employer & Individual's results of operations now include OptumHealth Specialty Benefits, including dental, vision, life and disability. The Company's reportable segments remain the same and prior period segment financial information has been recast to conform to the 2011 presentation. See Note 14 of Notes to the Consolidated Financial Statements for segment financial information.

Use of Estimates

These Consolidated Financial Statements include certain amounts based on the Company's best estimates and judgments. The Company's most significant estimates relate to medical costs, medical costs payable, revenues, goodwill, other intangible assets, investments, income taxes and contingent liabilities. These estimates require the application of complex assumptions and judgments, often because they involve matters that are inherently uncertain and will likely change in subsequent periods. The impact of any changes in estimates is included in earnings in the period in which the estimate is adjusted.

Revenues

Premium revenues are primarily derived from risk-based health insurance arrangements in which the premium is typically at a fixed rate per individual served for a one-year period, and the Company assumes the economic risk of funding its customers' health care and related administrative costs. The Company recognizes premium revenues in the period in which eligible individuals are entitled to receive health care benefits. The Company records health care premium payments received from its customers in advance of the service period as unearned revenues.

Centers for Medicare and Medicaid Services (CMS) deploys a risk adjustment model that apportions premiums paid to all health plans according to health severity and certain demographic factors. The CMS risk adjustment model pays more for members whose medical history indicates they have certain medical conditions. Under this risk adjustment methodology, CMS calculates the risk adjusted premium payment using diagnosis data from hospital inpatient, hospital outpatient and physician treatment settings. The Company and health care providers collect, capture, and submit the necessary and available diagnosis data to CMS within prescribed deadlines. The Company estimates risk adjustment revenues based upon the diagnosis data submitted and expected to be submitted to CMS. Risk adjustment data for certain of the Company's plans is subject to audit by regulators. See Note 13 of Notes to the Consolidated Financial Statements for additional information regarding these audits.

Service revenues consist primarily of fees derived from services performed for customers that self-insure the health care costs of their employees and employees' dependants. Under service fee contracts, the Company recognizes revenue in the period the related services are performed based upon the fee charged to the customer. The customers retain the risk of financing health care costs for their employees and employees' dependants, and the Company administers the payment of customer funds to physicians and other health care professionals from customer-funded bank accounts. Since the Company has neither the obligation for funding the health care costs, nor the primary responsibility for providing the medical care, the Company does not recognize premium revenue and medical costs for these contracts in its Consolidated Financial Statements.

For both risk-based and fee-based customer arrangements, the Company provides coordination and facilitation of medical services; transaction processing; customer, consumer and care professional services; and access to contracted networks of physicians, hospitals and other health care professionals.

Through the Company's OptumRx pharmacy benefits management (PBM) business, revenues are derived from products sold through a contracted network of retail pharmacies, and from administrative services, including claims processing and formulary design and management. Product revenues include ingredient costs (net of rebates), a negotiated dispensing fee and customer co-payments for drugs dispensed through the Company's mail-service pharmacy. In retail pharmacy transactions, revenues recognized always exclude the member's applicable co-payment. Product revenues are recognized upon sale or shipment based on contract terms. Service revenues are recognized when the prescription claim is adjudicated. The Company has entered into retail service contracts in which it is primarily obligated to pay its network pharmacy providers for benefits provided to their customers regardless if the Company is paid. The Company is also involved in establishing the prices charged by retail pharmacies, determining which drugs will be included in formulary listings and selecting which retail pharmacies will be included in the network offered to plan sponsors' members. As a result, revenues are reported on a gross basis. Product revenues also include sales of OptumInsight publishing and software products that are recognized as revenue upon estimated delivery date.

Medical Costs and Medical Costs Payable

Medical costs and medical costs payable include estimates of the Company's obligations for medical care services that have been rendered on behalf of insured consumers but for which the Company has either not yet received or processed claims, and for liabilities for physician, hospital and other medical cost disputes. The Company develops estimates for medical costs incurred but not reported using an actuarial process that is consistently applied, centrally controlled and automated. The actuarial models consider factors such as time from date of service to claim receipt, claim backlogs, care professional contract rate changes, medical care consumption and other medical cost trends. The Company estimates liabilities for physician, hospital and other medical cost disputes based upon an analysis of potential outcomes, assuming a combination of litigation and settlement strategies. Each period, the Company re-examines previously established medical costs payable estimates based on actual claim submissions and other changes in facts and circumstances. As the liability estimates recorded in prior periods become more exact, the Company adjusts the amount of the estimates, and includes the changes in estimates in medical costs in the period in which the change is identified. In every reporting period, the Company's operating results include the effects of more completely developed medical costs payable estimates associated with previously reported periods.

Cash, Cash Equivalents and Investments

Cash and cash equivalents are highly liquid investments that have an original maturity of three months or less. The fair value of cash and cash equivalents approximates their carrying value because of the short maturity of the instruments.

The Company had checks outstanding in excess of bank deposits of  $1.3 billion as of December 31, 2010 and  $1.2 billion as of December 31, 2009, which were classified as Accounts Payable and Accrued Liabilities in the Consolidated Balance Sheets and the changes have been reflected as Checks Outstanding within financing activities in the Consolidated Statements of Cash Flows.

Investments with maturities of less than one year are classified as short-term. Because of regulatory requirements, certain investments are included in long-term investments regardless of their maturity date. The Company classifies these investments as held-to-maturity and reports them at amortized cost. Substantially all other investments are classified as available-for-sale and reported at fair value based on quoted market prices, where available.

The Company excludes unrealized gains and losses on investments in available-for-sale securities from earnings and reports them, net of income tax effects, as a separate component of shareholders' equity. The Company evaluates investments for impairment by considering the length of time and extent to which market value has been less than cost, the financial condition and near-term prospects of the issuer as well as specific events or circumstances that may influence the operations of the issuer and the Company's intent to sell the security or the likelihood that it will be required to sell the security before recovery of the entire amortized cost. For debt securities, if the Company intends to either sell or determines that it will be more likely than not be required to sell a security before recovery of the entire amortized cost basis or maturity of the security, the Company recognizes the entire impairment in earnings. If the Company does not intend to sell the debt security and it determines that it will not be more likely than not be required to sell the security but it does not expect to recover the entire amortized cost basis, the impairment is bifurcated into the amount attributed to the credit loss, which is recognized in earnings, and all other causes, which are recognized in other comprehensive income. For equity securities, the Company recognizes impairments in other comprehensive income if it expects to hold the security until fair value increases to at least the security's cost basis and it expects that increase in fair value to occur in a reasonably forecasted period. If the Company intends to sell the equity security or if it believes that recovery of fair value to cost will not occur in a reasonably forecasted period, the Company recognizes the impairment in net earnings. New information and the passage of time can change these judgments. The Company manages its investment portfolio to limit its exposure to any one issuer or market sector, and largely limits its investments to U.S. government and agency securities; state and municipal securities; mortgage-backed securities; and corporate debt obligations, substantially all of investment grade quality. Securities downgraded below policy minimums after purchase will be disposed of in accordance with the investment policy. To calculate realized gains and losses on the sale of investments, the Company uses the specific cost or amortized cost of each investment sold.

Assets Under Management

The Company administers certain aspects of AARP's insurance program (see Note 12 of Notes to the Consolidated Financial Statements). Pursuant to the Company's agreement, AARP assets are managed separately from its general investment portfolio and are used to pay costs associated with the AARP program. These assets are invested at the Company's discretion, within investment guidelines approved by AARP. The Company does not guarantee any rates of return on these investments and, upon transfer of the AARP contract to another entity, the Company would transfer cash equal in amount to the fair value of these investments at the date of transfer to that entity. Because the purpose of these assets is to fund the medical costs payable, the rate stabilization fund (RSF) liabilities and other related liabilities associated with the AARP contract, assets under management are classified as current assets, consistent with the classification of these liabilities. Interest earnings and realized investment gains and losses on these assets accrue to the overall benefit of the AARP policyholders through the RSF. Accordingly, they are not included in the Company's earnings.

Other Current Receivables

Other current receivables include amounts due from pharmacy rebates, CMS for Medicare Part D, reinsurance and other miscellaneous amounts due to the Company.

The Company's PBM businesses contract with pharmaceutical manufacturers, some of whom provide rebates based on use of the manufacturers' products by its PBM businesses' affiliated and non-affiliated clients. The Company accrues rebates as they are earned by its clients on a monthly basis based on the terms of the applicable contracts, historical data and current estimates. The PBM businesses bill these rebates to the manufacturers on a monthly or quarterly basis depending on the contractual terms. The PBM businesses record rebates attributable to affiliated clients as a reduction to medical costs. Rebates attributable to non-affiliated clients are accrued as rebates receivable and a reduction of cost of products sold with a corresponding payable for the amounts of the rebates to be remitted to non-affiliated clients in accordance with their contracts and recorded in the Consolidated Statements of Operations as a reduction of Product Revenue. The Company generally receives rebates between two to five months after billing.

For details on the Company's Medicare Part D receivables see "Medicare Part D Pharmacy Benefits Contract" below.

For details on the Company's reinsurance receivable see "Future Policy Benefits and Reinsurance Receivables" below.

Medicare Part D Pharmacy Benefits Contract

The Company serves as a plan sponsor offering Medicare Part D prescription drug insurance coverage under contracts with CMS. Under the Medicare Part D program, there are six separate elements of payment received by the Company during the plan year. These payment elements are as follows:

•	CMS Premium. CMS pays a fixed monthly premium per member to the Company for the entire plan year.

•	Member Premium. Additionally, certain members pay a fixed monthly premium to the Company for the entire plan year.

•	Low-Income Premium Subsidy. For qualifying low-income members, CMS pays some or all of the member's monthly premiums to the Company on the member's behalf.

•

Catastrophic Reinsurance Subsidy. CMS pays the Company a cost reimbursement estimate monthly to fund the CMS obligation to pay approximately 80% of the costs incurred by individual members in excess of the individual annual out-of-pocket maximum. A settlement is made with CMS based on actual cost experience, after the end of the plan year.

•

Low-Income Member Cost Sharing Subsidy. For qualifying low-income members, CMS pays on the member's behalf some or all of a member's cost sharing amounts, such as deductibles and coinsurance. The cost sharing subsidy is funded by CMS through monthly payments to the Company. The Company administers and pays the subsidized portion of the claims on behalf of CMS, and a settlement payment is made between CMS and the Company based on actual claims and premium experience, after the end of the plan year.

•

CMS Risk-Share. Premiums from CMS are subject to risk corridor provisions that compare costs targeted in the Company's annual bids to actual prescription drug costs, limited to actual costs that would have been incurred under the standard coverage as defined by CMS. Variances of more than 5% above or below the original bid submitted by the Company may result in CMS making additional payments to the Company or require the Company to refund to CMS a portion of the premiums it received. The Company estimates and recognizes an adjustment to premium revenues related to the risk corridor payment settlement based upon pharmacy claims experience. The estimate of the settlement associated with these risk corridor provisions requires the Company to consider factors that may not be certain, including member eligibility status differences with CMS. The Company records risk-share adjustments to Premium Revenues in the Consolidated Statements of Operations and Other Policy Liabilities or Other Current Receivables in the Consolidated Balance Sheets.

The CMS Premium, the Member Premium, and the Low-Income Premium Subsidy represent payments for the Company's insurance risk coverage under the Medicare Part D program and therefore are recorded as Premium Revenues in the Consolidated Statements of Operations. Premium revenues are recognized ratably over the period in which eligible individuals are entitled to receive prescription drug benefits. The Company records premium payments received in advance of the applicable service period in Unearned Revenues in the Consolidated Balance Sheets.

The Catastrophic Reinsurance Subsidy and the Low-Income Member Cost Sharing Subsidy represent cost reimbursements under the Medicare Part D program. The Company is fully reimbursed by CMS for costs incurred for these contract elements and, accordingly, there is no insurance risk to the Company. Amounts received for these subsidies are not reflected as premium revenues, but rather are accounted for as deposits. However, as of December 31, 2009, the amounts received for these subsidies were insufficient to cover the costs incurred for these contract elements; therefore, the Company recorded a receivable in Other Current Receivables in the Consolidated Balance Sheets. Related cash flows are presented as Customer Funds Administered within financing activities in the Consolidated Statements of Cash Flows.

Pharmacy benefit costs and administrative costs under the contract are expensed as incurred and are recognized in Medical Costs and Operating Costs, respectively, in the Consolidated Statements of Operations.

The final 2010 risk-share amount is expected to be settled during the second half of 2011, and is subject to the reconciliation process with CMS.

The Consolidated Balance Sheets include the following amounts associated with the Medicare Part D program:

	December 31, 2010		December 31, 2009
(in millions)	CMS Subsidies (a)	Risk-Share	CMS Subsidies (a)	Risk-Share
Other current receivables	$0	$0	$271	$0
Other policy liabilities	475	265	0	268

(a)	Includes the Catastrophic Reinsurance Subsidy and the Low-Income Member Cost Sharing Subsidy.

As of January 1, 2011, certain changes were made to the Medicare Part D coverage by CMS, including:

•	The initial coverage limit increased to $2,840 from $2,830 in 2010.

•	The catastrophic coverage begins at $6,448 as compared to $6,440 in 2010.

•	The annual out-of-pocket maximum remained at $4,550 for 2011.

Property, Equipment and Capitalized Software

Property, equipment and capitalized software are stated at cost, net of accumulated depreciation and amortization. Capitalized software consists of certain costs incurred in the development of internal-use software, including external direct costs of materials and services and payroll costs of employees devoted to specific software development. The Company reviews property, equipment and capitalized software for events or changes in circumstances that would indicate that it might not recover their carrying value. If the Company determines that an asset may not be recoverable, an impairment charge is recorded.

The Company calculates depreciation and amortization using the straight-line method over the estimated useful lives of the assets. The useful lives for property, equipment and capitalized software are:

Furniture, fixtures and equipment	3 to 7 years
Buildings	35 to 40 years
Leasehold improvements	7 years or length of lease term, whichever is shorter
Capitalized software	3 to 5 years

Goodwill

Goodwill represents the amount of the purchase price in excess of the fair values assigned to the underlying identifiable net assets of acquired businesses. Goodwill is not amortized, but is subject to an annual impairment test. Tests are performed more frequently if events occur or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying amount. To determine whether goodwill is impaired, the Company performs a two-step impairment test. In the first step of the test, the fair values of the reporting units are compared to their aggregate carrying values, including goodwill. If the fair value of the reporting unit is greater than its carrying amount, goodwill is not impaired and no further testing is required. If the fair value of the reporting unit is less than its carrying amount, the Company would proceed to step two of the test. In step two of the test, the implied fair value of the goodwill of the reporting unit is determined by a hypothetical allocation of the fair value calculated in step one to all of the assets and liabilities of that reporting unit (including any recognized and unrecognized intangible assets) as if the reporting unit had been acquired in a business combination and the fair value was reflective of the price paid to acquire the reporting unit. The implied fair value of goodwill is the excess, if any, of the calculated fair value after hypothetical allocation to the reporting unit's assets and liabilities. If the implied fair value of the goodwill is greater than the carrying amount of the goodwill at the analysis date, goodwill is not impaired and the analysis is complete. If the implied fair value of the goodwill is less than the carrying value of goodwill at the analysis date, goodwill is deemed impaired by the amount of that variance.

The Company calculates the estimated fair value of our reporting units using discounted cash flows. To determine fair values the Company must make assumptions about a wide variety of internal and external factors. Significant assumptions used in the impairment analysis include financial projections of free cash flow (includes significant assumptions about operations, capital requirements and income taxes), long-term growth rates for determining terminal value, and discount rates. Where available and appropriate, comparative market multiples are used to corroborate the results of our discounted cash flow test.

The Company completed its annual assessment of goodwill as of January 1, 2011 and determined that other than the  $172 million impairment related to the OptumInsight business discussed in Note 6 of Notes to Consolidated Financial Statements, no impairment existed as of December 31, 2010. Although the Company believes that the financial projections used are reasonable and appropriate for all of its reporting units, there is uncertainty inherent in those projections. That uncertainty is increased by potential health care reforms, as any passed legislation may significantly change the forecasts and long-term growth rate assumptions for some or all of its reporting units.

Intangible assets

Finite lived intangible assets are acquired in a business combination and are assets that represent future expected benefits but lack physical substance (e.g., membership lists, customer contracts, and trademarks). The Company does not have material holdings of indefinite lived intangible assets. Intangible assets are amortized over their expected useful lives and are subject to impairment tests when events or circumstances indicate that a finite lived intangible asset's (or asset group's) carrying value may exceed its estimated fair value. If the carrying value exceeds its estimated fair value, an impairment would be recorded.

The Company calculates the estimated fair value of finite lived intangible assets using undiscounted cash flows that are expected to result from the use of the intangible asset or group of assets. The Company considers many factors, including estimated future utility to estimate cash flows. There were no material impairments of finite lived intangible assets during the year ended December 31, 2010.

Other Policy Liabilities

Other policy liabilities include the RSF associated with the AARP program (see Note 12 of Notes to the Consolidated Financial Statements), health savings account deposits, deposits under the Medicare Part D program (see "Medicare Part D Pharmacy Benefits Contract" above), and the current portion of future policy benefits. Customer balances represent excess customer payments and deposit accounts under experience-rated contracts. At the customer's option, these balances may be refunded or used to pay future premiums or claims under eligible contracts.

Income Taxes

Deferred income tax assets and liabilities are recognized for the differences between the financial and income tax reporting bases of assets and liabilities based on enacted tax rates and laws. The deferred income tax provision or benefit generally reflects the net change in deferred income tax assets and liabilities during the year, excluding any deferred income tax assets and liabilities of acquired businesses. The current income tax provision reflects the tax consequences of revenues and expenses currently taxable or deductible on various income tax returns for the year reported.

Future Policy Benefits and Reinsurance Receivables

Future policy benefits represent account balances that accrue to the benefit of the policyholders, excluding surrender charges, for universal life and investment annuity products and for long-duration health policies sold to individuals for which some of the premium received in the earlier years is intended to pay benefits to be incurred in future years. As a result of the 2005 sale of the life and annuity business within the Company's Golden Rule Financial Corporation (Golden Rule) subsidiary under an indemnity reinsurance arrangement, the Company has maintained a liability associated with the reinsured contracts, as it remains primarily liable to the policyholders, and has recorded a corresponding reinsurance receivable due from the purchaser. As of December 31, 2010, the Company had an aggregate  $2.0 billion reinsurance receivable, of which  $126 million was recorded in Other Current Receivables and  $1.9 billion was recorded in Other Assets in the Consolidated Balance Sheets. As of December 31, 2009, the Company had an aggregate  $2.0 billion reinsurance receivable, of which  $139 million was recorded in Other Current Receivables and  $1.9 billion was recorded in Other Assets in the Consolidated Balance Sheets. The Company evaluates the financial condition of the reinsurer and only records the reinsurance receivable to the extent of probable recovery. Currently, the reinsurer is rated by A.M. Best as "A." As of December 31, 2010, there were no other significant concentrations of credit risk

Policy Acquisition Costs

The Company's short duration health insurance contracts typically have a one-year term and may be cancelled by the customer with at least 30 days notice. Costs related to the acquisition and renewal of short duration customer contracts are charged to expense as incurred.

Share-Based Compensation

Share-based compensation expense is measured at the grant date fair values of the awards and is recognized as expense over the period in which the share-based compensation vests.

Net Earnings Per Common Share

The Company computes basic net earnings per common share by dividing net earnings by the weighted-average number of common shares outstanding during the period. The Company determines diluted net earnings per common share using the weighted-average number of common shares outstanding during the period, adjusted for potentially dilutive shares associated with stock options, restricted stock and restricted stock units (collectively, restricted shares), using the treasury stock method. The treasury stock method assumes exercise of stock options and vesting of restricted shares, with the assumed proceeds used to purchase common stock at the average market price for the period. The difference between the number of shares assumed issued and number of shares assumed purchased represents the dilutive shares.

Recent Accounting Standards

Recently Adopted Accounting Standards. In January 2010, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2010-06, "Improving Disclosures about Fair Value Measurements" (ASU 2010-06). This update amends the fair value guidance of the FASB Accounting Standards Codification (ASC) to require additional disclosures regarding (i) transfers in and out of Level 1 and Level 2 fair value measurements and (ii) activity in Level 3 fair value measurements. ASU 2010-06 also clarifies existing disclosure requirements regarding (i) the level of asset and liability disaggregation and (ii) fair value measurement inputs and valuation techniques. The new disclosures and clarifications of existing disclosures were effective for the Company's fiscal year 2010, except for the disclosures about purchases, sales, issuances and settlements in the roll forward of activity in Level 3 fair value measurements, which will be effective for the Company's fiscal year 2011. The Company's fair value disclosures, including the new disclosures effective in 2010, have been included in Note 4 of Notes to the Consolidated Financial Statements.

The Company has determined that there have been no recently issued accounting standards that will have a material impact on its Consolidated Financial Statements, or materially apply to its operations.

Investments	12 Months Ended
Dec. 31, 2010
Investments
Investments

3. Investments

A summary of short-term and long-term investments is as follows:

(in millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2010
Debt securities—available-for-sale:
U.S. government and agency obligations	$2,214	$28	$(8)	$2,234
State and municipal obligations	6,007	183	(42)	6,148
Corporate obligations	5,111	210	(11)	5,310
U.S. agency mortgage-backed securities	1,851	58	(6)	1,903
Non-U.S. agency mortgage-backed securities	439	26	0	465

Total debt securities—available-for-sale	15,622	505	(67)	16,060

Equity securities—available-for-sale	508	22	(14)	516
Debt securities—held-to-maturity:
U.S. government and agency obligations	167	5	0	172
State and municipal obligations	15	0	0	15
Corporate obligations	21	0	0	21

Total debt securities—held-to-maturity	203	5	0	208

Total investments	$16,333	$532	$(81)	$16,784

December 31, 2009
Debt securities—available-for-sale:
U.S. government and agency obligations	$1,566	$12	$(11)	$1,567
State and municipal obligations	6,080	248	(11)	6,317
Corporate obligations	3,278	149	(6)	3,421
U.S. agency mortgage-backed securities	1,870	64	(3)	1,931
Non-U.S. agency mortgage-backed securities	535	8	(5)	538

Total debt securities—available-for-sale	13,329	481	(36)	13,774

Equity securities—available-for-sale	579	12	(14)	577
Debt securities—held-to-maturity:
U.S. government and agency obligations	158	4	0	162
State and municipal obligations	17	0	0	17
Corporate obligations	24	0	0	24

Total debt securities—held-to-maturity	199	4	0	203

Total investments	$14,107	$497	$(50)	$14,554

Included in the Company's investment portfolio were securities collateralized by sub-prime home equity lines of credit with fair values of  $6 million and  $9 million as of December 31, 2010 and 2009, respectively. Also included were Alt-A securities with fair values of  $15 million and  $19 million as of December 31, 2010 and 2009, respectively.

The fair values of the Company's mortgage-backed securities by credit rating and non-U.S. agency mortgage-backed securities by origination as of December 31, 2010 were as follows:

(in millions)	AAA	AA	A	Non-Investment Grade	Total Fair Value
2010	$8	$0	$0	$0	$8
2007	73	0	0	3	76
2006	123	0	0	14	137
2005	140	0	0	3	143
Pre-2005	98	1	1	1	101
U.S. agency mortgage-backed securities	1,903	0	0	0	1,903

Total	$2,345	$1	$1	$21	$2,368

The amortized cost and fair value of available-for-sale debt securities as of December 31, 2010, by contractual maturity, were as follows:

(in millions)	Amortized Cost	Fair Value
Due in one year or less	$2,251	$2,260
Due after one year through five years	5,195	5,401
Due after five years through ten years	3,860	3,984
Due after ten years	2,026	2,047
U.S. agency mortgage-backed securities	1,851	1,903
Non-U.S. agency mortgage-backed securities	439	465

Total debt securities—available-for-sale	$15,622	$16,060

The amortized cost and fair value of held-to-maturity debt securities as of December 31, 2010, by contractual maturity, were as follows:

(in millions)	Amortized Cost	Fair Value
Due in one year or less	$66	$66
Due after one year through five years	105	108
Due after five years through ten years	22	23
Due after ten years	10	11

Total debt securities—held-to-maturity	$203	$208

The fair value of available-for-sale investments with gross unrealized losses by investment type and length of time that individual securities have been in a continuous unrealized loss position were as follows:

	Less than 12 Months		12 months or Greater		Total
(in millions)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
December 31, 2010
Debt securities—available-for-sale:
U.S. government and agency obligations	$548	$(8)	$0	$0	$548	$(8)
State and municipal obligations	1,383	(40)	18	(2)	1,401	(42)
Corporate obligations	949	(11)	14	0	963	(11)
U.S. agency mortgage-backed securities	355	(6)	0	0	355	(6)

Total debt securities—available-for-sale	$3,235	$(65)	$32	$(2)	$3,267	$(67)

Equity securities—available-for-sale	$206	$(14)	$11	$0	$217	$(14)

December 31, 2009
Debt securities—available-for-sale:
U.S. government and agency obligations	$437	$(11)	$4	$0	$441	$(11)
State and municipal obligations	392	(6)	100	(5)	492	(11)
Corporate obligations	304	(3)	69	(3)	373	(6)
U.S. agency mortgage-backed securities	355	(3)	2	0	357	(3)
Non-U.S. agency mortgage-backed securities	134	(1)	86	(4)	220	(5)

Total debt securities—available-for-sale	$1,622	$(24)	$261	$(12)	$1,883	$(36)

Equity securities—available-for-sale	$169	$(13)	$1	$(1)	$170	$(14)

The Company's mortgage-backed securities in an unrealized loss position by credit rating distribution were as follows:

	December 31, 2010		December 31, 2009
(in millions)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
AAA	$355	$(6)	$543	$(6)
AA	0	0	31	(2)
A	0	0	0	0
BBB	0	0	1	0
Non-investment grade	0	0	2	0

Total	$355	$(6)	$577	$(8)

The unrealized losses from all securities as of December 31, 2010 were generated from approximately 2,600 positions out of a total of approximately 14,000 positions. The Company believes that it will collect the principal and interest due on its investments that have an amortized cost in excess of fair value. The unrealized losses on investments in state and municipal obligations and corporate obligations as of December 31, 2010 were primarily caused by interest rate increases and not by unfavorable changes in the credit ratings associated with these securities. The Company evaluates impairment at each reporting period for securities where the fair value of the investment is less than its amortized cost. The Company evaluated the underlying credit quality of the issuers and the credit ratings of the state and municipal obligations and the corporate obligations, noting neither a significant deterioration since purchase nor other factors leading to an other-than-temporary impairment (OTTI). The unrealized losses on mortgage-backed securities as of December 31, 2010 were primarily caused by higher interest rates in the marketplace, reflecting the higher perceived risk assigned by fixed-income investors to commercial mortgage-backed securities. These unrealized losses represented less than 1% of the total amortized cost of the Company's mortgage-backed security holdings as of December 31, 2010. The Company believes these losses to be temporary. All of the Company's mortgage-backed securities in an unrealized loss position as of December 31, 2010 were rated "AAA" with no known deterioration or other factors leading to an OTTI. As of December 31, 2010, the Company did not have the intent to sell any of the securities in an unrealized loss position.

As of December 31, 2010, the Company's holdings of non-U.S. agency mortgage-backed securities included  $8 million of commercial mortgage loans in default. These investments were acquired in the first quarter of 2008 pursuant to an acquisition and were recorded at fair value. They represented less than 1% of the Company's total mortgage-backed security holdings as of December 31, 2010.

A portion of the Company's investments in equity securities and venture capital funds consists of investments held in various public and nonpublic companies concentrated in the areas of health care services and related information technologies. Market conditions that affect the value of health care and related technology stocks will likewise impact the value of the Company's equity portfolio. The equity securities and venture capital funds were evaluated for severity and duration of unrealized loss, overall market volatility and other market factors.

Net realized gains (losses), before taxes, were from the following sources:

	Year Ended December 31,
(in millions)	2010	2009	2008
Total OTTI	$(23)	$(64)	$(121)
Portion of loss recognized in other comprehensive income	0	0	n/a

Net OTTI recognized in earnings	(23)	(64)	(121)
Gross realized losses from sales	(6)	(41)	(50)
Gross realized gains from sales	100	116	165

Net realized gains (losses)	$71	$11	$(6)

For the years ended December 31, 2010 and 2009, all of the recorded OTTI charges resulted from the Company's intent to sell certain impaired securities.

Fair Value	12 Months Ended
Dec. 31, 2010
Fair Value
Fair Value

4. Fair Value

Fair values of available-for-sale debt and equity securities are based on quoted market prices, where available. The Company obtains one price for each security primarily from a third-party pricing service (pricing service), which generally uses quoted or other observable inputs for the determination of fair value. The pricing service normally derives the security prices through recently reported trades for identical or similar securities, making adjustments through the reporting date based upon available observable market information. For securities not actively traded, the pricing service may use quoted market prices of comparable instruments or discounted cash flow analyses, incorporating inputs that are currently observable in the markets for similar securities. Inputs that are often used in the valuation methodologies include, but are not limited to, non-binding broker quotes, benchmark yields, credit spreads, default rates and prepayment speeds. As the Company is responsible for the determination of fair value, it performs quarterly analyses on the prices received from the pricing service to determine whether the prices are reasonable estimates of fair value. Specifically, the Company compares the prices received from the pricing service to prices reported by its custodian, its investment consultant and third-party investment advisors. Additionally, the Company compares changes in the reported market values and returns to relevant market indices to test the reasonableness of the reported prices. Based on the Company's internal price verification procedures and review of fair value methodology documentation provided by independent pricing services, the Company has not historically adjusted the prices obtained from the pricing service.

In instances in which the inputs used to measure fair value fall into different levels of the fair value hierarchy, the fair value measurement has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company's assessment of the significance of a particular item to the fair value measurement in its entirety requires judgment, including the consideration of inputs specific to the asset or liability.

The fair value hierarchy is as follows:

Level 1—Quoted (unadjusted) prices for identical assets/liabilities in active markets.

Level 2—Other observable inputs, either directly or indirectly, including:

•	Quoted prices for similar assets/liabilities in active markets;

•	Quoted prices for identical or similar assets in non-active markets (e.g., few transactions, limited information, non-current prices, high variability over time);

•	Inputs other than quoted prices that are observable for the asset/liability (e.g., interest rates, yield curves, volatilities, default rates); and

•	Inputs that are derived principally from or corroborated by other observable market data.

Level 3—Unobservable inputs that cannot be corroborated by observable market data.

The following table presents information about the Company's financial assets and liabilities, excluding AARP Program-related assets and liabilities, which are measured at fair value on a recurring basis, according to the valuation techniques the Company used to determine their fair values. See Note 12 of Notes to the Consolidated Financial Statements for further detail on AARP.

(in millions)	Quoted Prices in Active Markets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total Fair Value
December 31, 2010
Cash and cash equivalents	$8,069	$1,054	$0	$9,123
Debt securities—available-for-sale:
U.S. government and agency obligations	1,515	719	0	2,234
State and municipal obligations	0	6,148	0	6,148
Corporate obligations	31	5,146	133	5,310
U.S. agency mortgage-backed securities	0	1,903	0	1,903
Non-U.S. agency mortgage-backed securities	0	457	8	465

Total debt securities—available-for-sale	1,546	14,373	141	16,060
Equity securities—available-for-sale	306	2	208	516

Total cash, cash equivalents and investments at fair value	9,921	15,429	349	25,699

Interest rate swap assets	0	46	0	46

Total assets at fair value	$9,921	$15,475	$349	$25,745

Percentage of total assets at fair value	39%	60%	1%	100%

Interest rate swap liabilities	$0	$104	$0	$104

December 31, 2009
Cash and cash equivalents	$9,135	$665	$0	$9,800
Debt securities—available-for-sale:
U.S. government and agency obligations	1,024	543	0	1,567
State and municipal obligations	0	6,317	0	6,317
Corporate obligations	18	3,293	110	3,421
U.S. agency mortgage-backed securities	0	1,931	0	1,931
Non-U.S. agency mortgage-backed securities	0	528	10	538

Total debt securities—available-for-sale	1,042	12,612	120	13,774
Equity securities—available-for-sale	262	3	312	577

Total cash, cash equivalents and investments at fair value	$10,439	$13,280	$432	$24,151

Percentage of total cash, cash equivalents and investments at fair value	43%	55%	2%	100%

There were no transfers between Levels 1 and 2 during the year ended December 31, 2010.

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

Cash and Cash Equivalents. The carrying value of cash and cash equivalents approximates fair value as maturities are less than three months. Fair values of cash equivalent instruments that do not trade on a regular basis in active markets are classified as Level 2.

Debt Securities. The estimated fair values of debt securities held as available-for-sale are based on quoted market prices and/or other market data for the same or comparable instruments and transactions in establishing the prices. Fair values of debt securities that do not trade on a regular basis in active markets are classified as Level 2.

Equity Securities. Equity securities are held as available-for-sale investments. Fair value estimates for Level 1 and Level 2 publicly traded equity securities are based on quoted market prices and/or other market data for the same or comparable instruments and transactions in establishing the prices. The fair values of Level 3 investments in venture capital portfolios are estimated using market modeling approaches that rely heavily on management assumptions and qualitative observations. These investments totaled  $166 million and  $282 million as of December 31, 2010 and 2009, respectively. The fair values of the Company's various venture capital investments are computed using limited quantitative and qualitative observations of activity for similar companies in the current market. The key inputs utilized in the Company's market modeling include, as applicable, transactions for comparable companies in similar industries and having similar revenue and growth characteristics; similar preferences in the capital structure; discounted cash flows; liquidation values and milestones established at initial funding; and the assumption that the values of the Company's venture capital investments can be inferred from these inputs. The Company's remaining Level 3 equity securities holdings of  $42 million and  $30 million as of December 31, 2010 and 2009, respectively, consist of preferred stock and other items for which there are no active markets.

Interest Rate Swaps. Fair values of the Company's interest rate swaps are estimated using the terms of the swaps and publicly available market yield curves. Because the swaps are unique and not actively traded, the fair values are classified as Level 2.

A reconciliation of the beginning and ending balances of assets measured at fair value on a recurring basis using Level 3 inputs is as follows:

	December 31, 2010			December 31, 2009			December 31, 2008
(in millions)	Debt Securities	Equity Securities	Total	Debt Securities	Equity Securities	Total	Debt Securities	Equity Securities	Total
Balance at beginning of period	$120	$312	$432	$62	$304	$366	$0	$133	$133
Purchases (sales), net	19	(122)	(103)	64	22	86	14	202	216
Net unrealized gains in accumulated other comprehensive income	0	9	9	0	7	7	0	2	2
Net realized gains (losses) in investment and other income	2	9	11	(6)	(21)	(27)	0	(54)	(54)
Transfers into Level 3	0	0	0	0	0	0	48	21	69

Balance at end of period	$141	$208	$349	$120	$312	$432	$62	$304	$366

With the exception of the goodwill impairment related to the OptumInsight business, as discussed in Note 6 of Notes to the Consolidated Financial Statements, there were no significant fair value adjustments recorded during the years ended December 31, 2010 and 2009 for non-financial assets and liabilities or financial assets and liabilities that are measured at fair value on a nonrecurring basis. These assets and liabilities are subject to fair value adjustments only in certain circumstances, such as when the Company records an impairment and are classified as Level 3.

The table below includes fair values for certain financial instruments for which it is practicable to estimate fair value. The carrying values and fair values of these financial instruments were as follows:

	December 31, 2010		December 31, 2009
(in millions)	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets
Debt securities—available-for-sale	$16,060	$16,060	$13,774	$13,774
Equity securities—available-for-sale	516	516	577	577
Debt securities—held-to-maturity	203	208	199	203
AARP Program-related investments	2,435	2,435	2,114	2,114
Interest rate swap assets	46	46	0	0

Liabilities
Senior unsecured notes	10,212	10,903	11,173	11,043
Interest rate swap liabilities	104	104	0	0

In addition to the previously described methods and assumptions for debt and equity securities and interest rate swaps, the following are the methods and assumptions used to estimate the fair value of the other financial instruments:

AARP Program-related Investments. AARP Program-related investments consist of debt and equity securities held to fund costs associated with the AARP Program (see Note 12 of Notes to the Consolidated Financial Statements). The Company elected to measure the AARP assets under management at fair value pursuant to the fair value option. See the preceding discussion regarding the methods and assumptions used to estimate the fair value of investments in debt and equity securities.

Senior Unsecured Notes. The fair values of the senior unsecured notes are estimated based on third-party quoted market prices for the same or similar issues.

The carrying amounts reported in the Consolidated Balance Sheets for cash and cash equivalents, accounts and other current receivables, unearned revenues, commercial paper, accounts payable and accrued liabilities approximate fair value because of their short-term nature. These assets and liabilities are not listed in the table above.

Property, Equipment and Capitalized Software	12 Months Ended
Dec. 31, 2010
Property, Equipment and Capitalized Software
Property, Equipment and Capitalized Software

5. Property, Equipment and Capitalized Software

A summary of property, equipment and capitalized software is as follows:

(in millions)	December 31, 2010	December 31, 2009
Land	$38	$32
Buildings and improvements	764	662
Computer equipment	1,418	1,504
Furniture and fixtures	224	235
Less accumulated depreciation	(1,417)	(1,487)

Property and equipment, net	1,027	946

Capitalized software	2,535	2,445
Less accumulated amortization	(1,362)	(1,251)

Capitalized software, net	1,173	1,194

Total property, equipment and capitalized software, net	$2,200	$2,140

Depreciation expense for property and equipment for 2010, 2009 and 2008 was  $398 million,  $436 million and  $439 million, respectively. Amortization expense for capitalized software for 2010, 2009 and 2008 was  $349 million,  $314 million and  $290 million, respectively.

Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2010
Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets

6. Goodwill and Other Intangible Assets

Prior year amounts included in the following table have been recast to conform to the 2011 segment presentation as discussed further in Note 2 of Notes to the Consolidated Financial Statements. Changes in the carrying amount of goodwill, by reporting segment, were as follows:

(in millions)	UnitedHealthcare	OptumHealth	OptumInsight	OptumRx	Consolidated
Balance at January 1, 2009	$17,629	$567	$1,052	$840	$20,088
Acquisitions	161	40	415	0	616
Subsequent payments and adjustments, net	61	(34)	(4)	0	23

Balance at December 31, 2009	17,851	573	1,463	840	20,727
Acquisitions	0	187	2,022	0	2,209
Impairment	0	0	(172)	0	(172)
Subsequent payments and adjustments, net	(14)	0	(5)	0	(19)

Balance at December 31, 2010	$17,837	$760	$3,308	$840	$22,745

In 2010, there was a decline in the economic environment and competitive landscape for the clinical trial support businesses within one of the OptumInsight reporting units. These businesses experienced unexpected declines in new business authorizations from historical levels including continued delays in and lengthening of the selling cycle. During this time the Company began evaluating strategic options with respect to the clinical trial support businesses. In December 2010, as part of the annual goodwill impairment analysis, the Company considered the aforementioned market conditions and operating results as well as indications of interest the Company began to receive on the clinical trial support businesses as the fair value of the reporting unit was evaluated. As a result of that analysis, the Company determined that the implied fair value of the reporting unit was less than its carrying value and an impairment charge of  $172 million was recorded. The implied fair value of the reporting unit was determined by a combination of valuation techniques, including discounting future expected cash flows and expected sale proceeds.

The gross carrying value, accumulated amortization and net carrying value of other intangible assets were as follows:

	December 31, 2010			December 31, 2009
(in millions)	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Customer contracts and membership lists	$3,623	$(1,038)	$2,585	$2,864	$(796)	$2,068
Patents, trademarks and technology	505	(246)	259	437	(187)	250
Other	132	(66)	66	118	(55)	63

Total	$4,260	$(1,350)	$2,910	$3,419	$(1,038)	$2,381

The acquisition date fair values and weighted-average useful lives assigned to finite-lived intangible assets acquired in business combinations consisted of the following by year of acquisition:

	2010		2009
(in millions, except years)	Fair Value	Weighted- Average Useful Life	Fair Value	Weighted- Average Useful Life
Customer contracts and membership lists	$786	14 years	$239	12 years
Patents, trademarks, and technology	94	8 years	41	9 years
Other	14	9 years	1	2 years

Total acquired finite-lived intangible assets	$894	13 years	$281	12 years

Estimated full year amortization expense relating to intangible assets for each of the next five years is as follows:

(in millions)	Estimated Amortization Expense
2011	$316
2012	312
2013	304
2014	294
2015	280

Amortization expense relating to intangible assets for 2010, 2009 and 2008 was  $317 million,  $241 million and  $252 million, respectively.

Medical Costs and Medical Costs Payable	12 Months Ended
Dec. 31, 2010
Medical Costs and Medical Costs Payable
Medical Costs and Medical Costs Payable

7. Medical Costs and Medical Costs Payable

Medical costs and medical costs payable include estimates of the Company's obligations for medical care services that have been rendered on behalf of insured consumers, but for which claims have either not yet been received or processed, and for liabilities for physician, hospital and other medical cost disputes. The Company develops estimates for medical costs incurred but not reported using an actuarial process that is consistently applied, centrally controlled and automated. The actuarial models consider factors such as time from date of service to claim receipt, claim backlogs, care provider contract rate changes, medical care consumption and other medical cost trends. The Company estimates liabilities for physician, hospital and other medical cost disputes based upon an analysis of potential outcomes, assuming a combination of litigation and settlement strategies. Each period, the Company re-examines previously established medical costs payable estimates based on actual claim submissions and other changes in facts and circumstances. As the medical costs payable estimates recorded in prior periods develop, the Company adjusts the amount of the estimates and includes the changes in estimates in medical costs in the period in which the change is identified.

For the year ended December 31, 2010, there was  $800 million of net favorable medical cost development related to prior fiscal years. The favorable development in 2010 was primarily driven by lower than expected health system utilization levels; more efficient claims handling and processing, which results in higher completion factors; a reduction in reserves needed for disputed claims from care providers; and favorable resolution of certain state-based assessments.

None of the factors discussed above were individually material to the net favorable medical cost development for the years ended 2009 and 2008.

The following table shows the components of the change in medical costs payable for the years ended December 31:

(in millions)	2010	2009	2008
Medical costs payable, beginning of period	$9,362	$8,664	$8,331
Acquisitions	0	252	331
Reported medical costs:
Current year	69,641	65,599	60,589
Prior years	(800)	(310)	(230)

Total reported medical costs	68,841	65,289	60,359

Claim payments:
Payments for current year	(60,949)	(57,109)	(52,872)
Payments for prior year	(8,034)	(7,734)	(7,485)

Total claim payments	(68,983)	(64,843)	(60,357)

Medical costs payable, end of period	$9,220	$9,362	$8,664

Commercial Paper and Long-Term Debt	12 Months Ended
Dec. 31, 2010
Commercial Paper and Long-Term Debt
Commercial Paper and Long-Term Debt

8. Commercial Paper and Long-Term Debt

Commercial paper and long-term debt consisted of the following:

	December 31, 2010			December 31, 2009
(in millions)	Par Value	Carrying Value	Fair Value	Par Value	Carrying Value	Fair Value
Commercial paper	$930	$930	$930	$0	$0	$0
Senior unsecured floating-rate notes due June 2010	0	0	0	500	500	499
5.1% senior unsecured notes due November 2010	0	0	0	250	257	259
Senior unsecured floating-rate notes due February 2011	250	250	250	250	250	251
5.3% senior unsecured notes due March 2011	705	712	711	750	781	777
5.5% senior unsecured notes due November 2012	352	372	377	450	480	481
4.9% senior unsecured notes due February 2013	534	541	568	550	549	575
4.9% senior unsecured notes due April 2013	409	425	437	450	464	472
4.8% senior unsecured notes due February 2014	172	186	184	250	268	256
5.0% senior unsecured notes due August 2014	389	425	423	500	540	518
4.9% senior unsecured notes due March 2015	416	456	444	500	544	513
5.4% senior unsecured notes due March 2016	601	666	661	750	847	772
5.4% senior unsecured notes due November 2016	95	95	105	95	95	98
6.0% senior unsecured notes due June 2017	441	484	491	500	587	523
6.0% senior unsecured notes due November 2017	156	167	174	250	285	258
6.0% senior unsecured notes due February 2018	1,100	1,065	1,249	1,100	1,099	1,136
3.9% senior unsecured notes due October 2020	450	413	429	0	0	0
Zero coupon senior unsecured notes due November 2022	1,095	588	677	1,095	558	611
5.8% senior unsecured notes due March 2036	850	844	862	850	844	762
6.5% senior unsecured notes due June 2037	500	495	552	500	495	493
6.6% senior unsecured notes due November 2037	650	645	729	650	645	651
6.9% senior unsecured notes due February 2038	1,100	1,085	1,281	1,100	1,085	1,138
5.7% senior unsecured notes due October 2040	300	298	299	0	0	0

Total commercial paper and long-term debt	$11,495	$11,142	$11,833	$11,340	$11,173	$11,043

Maturities of commercial paper and long-term debt for the years ending December 31 are as follows:

(in millions)	Maturities of Long-Term Debt
2011	$1,892
2012	372
2013	966
2014	611
2015	456
Thereafter	6,257
$1,095 million par, zero coupon senior unsecured notes due November 2022 (a)	588

(a)	These notes have been included in current maturities of long-term debt in the Consolidated Balance Sheets as of December 31, 2010 and 2009 due to a current note holder option to "put" the note to the Company which began on November 15, 2010, and recurs each November 15 thereafter until 2022 (except 2014), at accreted value.

Commercial Paper and Bank Credit Facility

Commercial paper consists of senior unsecured debt sold on a discount basis with maturities up to 270 days. As of December 31, 2010, the Company's outstanding commercial paper had a weighted-average annual interest rate of 0.4%.

The Company has a  $2.5 billion five-year revolving bank credit facility with 23 banks, which matures in May 2012. This facility supports the Company's commercial paper program and is available for general corporate purposes. There were no amounts outstanding under this facility as of December 31, 2010. The interest rate is variable based on term and amount and is calculated based on the London Interbank Offered Rate (LIBOR) plus a spread. As of December 31, 2010, the annual interest rate on this facility, had it been drawn, would have ranged from 0.5% to 0.7%.

Debt Covenants

The Company's bank credit facility contains various covenants including requiring the Company to maintain a debt-to-total-capital ratio, calculated as debt divided by the sum of debt and shareholders' equity, below 50%. The Company was in compliance with its debt covenants as of December 31, 2010.

Long-Term Debt

In October 2010, the Company issued  $750 million in senior unsecured notes under its February 2008 S-3 shelf registration statement. The issuance included  $450 million of 3.875% fixed-rate notes due October 2020 and  $300 million of 5.700% fixed-rate notes due October 2040.

In February 2010, the Company completed cash tender offers for  $775 million in aggregate principal of certain of its outstanding fixed-rate notes to improve the matching of interest rate exposure related to its floating rate assets and liabilities on its balance sheet.

In February 2008, the Company issued a total of  $3.0 billion in senior unsecured debt, which included:  $250 million of floating-rate notes due February 2011,  $550 million of 4.9% fixed-rate notes due February 2013,  $1.1 billion of 6.0% fixed-rate notes due February 2018 and  $1.1 billion of 6.9% fixed-rate notes due February 2038

Interest Rate Swap Contracts

During 2010, the Company entered into interest rate swap contracts to convert a portion of its interest rate exposure from fixed rates to floating rates to more closely align interest expense with interest income received on its cash equivalent and investment balances. The floating rates are benchmarked to LIBOR. The swaps are designated as fair value hedges on fixed-rate debt issues maturing between March 2011 through March 2016 and June 2017 through October 2020. Since the specific terms and notional amounts of the swaps match those of the debt being hedged, they were assumed to be highly effective hedges and all changes in fair value of the swaps were recorded on the Consolidated Balance Sheets with no net impact recorded in the Consolidated Statements of Operations.

.

The following table summarizes the location and fair value of fair value hedges on the Company's Consolidated Balance Sheet as of December 31, 2010:

Notional Amount	Balance Sheet Location	Fair Value
(in millions)		(in millions)
$ 5,725	Other assets	$46
	Other liabilities	104

The following table provides a summary of the effect of changes in fair value of fair value hedges on the Company's Consolidated Statement of Operations:

(in millions)	Year Ended December 31, 2010
Hedge loss recognized in interest expense	$(58)
Hedged item gain recognized in interest expense	58

Net impact on the Company's Consolidated Statement of Operations	$0

Income Taxes	12 Months Ended
Dec. 31, 2010
Income Taxes
Income Taxes

9. Income Taxes

The components of the provision for income taxes for the years ended December 31 are as follows:

(in millions)	2010	2009	2008
Current Provision:
Federal	$2,524	$1,924	$1,564
State and local	180	78	145

Total current provision	2,704	2,002	1,709
Deferred provision	45	(16)	(62)

Total provision for income taxes	$2,749	$1,986	$1,647

The reconciliation of the tax provision at the U.S. Federal Statutory Rate to the provision for income taxes for the years ended December 31 is as follows:

(in millions, except percentages)	2010		2009		2008
Tax provision at the U.S. federal statutory rate	$2,584	35.0%	$2,033	35.0%	$1,618	35.0%
State income taxes, net of federal benefit	129	1.7	66	1.1	106	2.2
Settlement of state exams, net of federal benefit	(3)	0	(40)	(0.7)	(12)	(0.2)
Tax-exempt investment income	(65)	(0.9)	(70)	(1.2)	(69)	(1.5)
Non-deductible compensation	64	0.9	0	0	0	0
Other, net	40	0.5	(3)	0	4	0.1

Provision for income taxes	$2,749	37.2%	$1,986	34.2%	$1,647	35.6%

The increase in the effective income tax rate in 2010 resulted primarily from a benefit in the 2009 tax rate from the resolution of various historical state income tax matters, as well as from the limitations on the future deductibility of certain compensation related to the Patient Protection and Affordable Care Act, as modified by the Health Care and Education Reconciliation Act of 2010 (Health Reform Legislation), which was signed into law during the first quarter of 2010.

The components of deferred income tax assets and liabilities as of December 31 are as follows:

(in millions)	2010	2009
Deferred income tax assets:
Share-based compensation	$385	$419
Net operating loss carryforwards	285	206
Accrued expenses and allowances	233	201
Long term liabilities	147	164
Medical costs payable and other policy liabilities	102	218
Unearned revenues	78	58
Unrecognized tax benefits	62	55
Other	215	190

Subtotal	1,507	1,511
Less: valuation allowances	(247)	(198)

Total deferred income tax assets	$1,260	$1,313

Deferred income tax liabilities:
Intangible assets	$(1,104)	$(890)
Capitalized software development	(450)	(449)
Net unrealized gains on investments	(161)	(163)
Depreciation and amortization	(140)	(80)
Prepaid expenses	(92)	(90)

Total deferred income tax liabilities	(1,947)	(1,672)

Net deferred income tax liabilities	$(687)	$(359)

Valuation allowances are provided when it is considered more likely than not that deferred tax assets will not be realized. The valuation allowances primarily relate to future tax benefits on certain federal and state net operating loss carryforwards. Federal net operating loss carryforwards of  $149 million expire beginning in 2011 through 2030, and state net operating loss carryforwards expire beginning in 2011 through 2029.

A reconciliation of the beginning and ending amount of unrecognized tax benefits as of December 31 is as follows:

(in millions)	2010	2009
Gross unrecognized tax benefits, beginning of period	$220	$340
Gross increases:
Current year tax positions	13	10
Prior year tax positions	30	11
Gross decreases:
Prior year tax positions	0	(62)
Settlements	0	(61)
Statute of limitations lapses	(43)	(18)

Gross unrecognized tax benefits, end of period	$220	$220

The Company classifies interest and penalties associated with uncertain income tax positions as income taxes within its Consolidated Financial Statements. During the year ended December 31, 2010, the Company recognized  $15 million of interest expense and penalties. During the year ended December 31, 2009, the Company recognized a net tax benefit of  $7 million generated from the reduction in interest accrued from the release of previously accrued tax matters. As of December 31, 2010, the Company had  $63 million of accrued interest and penalties for uncertain tax positions and, as of December 31, 2009, the Company had  $44 million of accrued interest. These amounts are not included in the reconciliation above. As of December 31, 2010, the total amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate, was  $128 million.

The Company currently files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions. The U.S. Internal Revenue Service (IRS) has completed exams on the consolidated income tax returns for fiscal years 2009 and prior. The Company's 2010 tax returns are under advance review by the IRS under its Compliance Assurance Program. With the exception of a few states, the Company is no longer subject to income tax examinations prior to 2004. The Company does not believe any adjustments that may result from these examinations will be significant.

The Company believes it is reasonably possible that its liability for unrecognized tax benefits will decrease in the next twelve months by  $118 million as a result of audit settlements and the expiration of statutes of limitations in certain major jurisdictions.

Shareholders' Equity	12 Months Ended
Dec. 31, 2010
Shareholders' Equity
Shareholders' Equity

10. Shareholders' Equity

Regulatory Capital and Dividend Restrictions

The Company's regulated subsidiaries are subject to regulations and standards in their respective states of domicile. Most of these regulations and standards conform to those established by the National Association of Insurance Commissioners. These standards, among other things, require these subsidiaries to maintain specified levels of statutory capital, as defined by each state, and restrict the timing and amount of dividends and other distributions that may be paid to their parent companies. Except in the case of extraordinary dividends, these standards generally permit dividends to be paid from statutory unassigned surplus of the regulated subsidiary and are limited based on the regulated subsidiary's level of statutory net income and statutory capital and surplus. These dividends are referred to as "ordinary dividends" and generally can be paid without prior regulatory approval. If the dividend, together with other dividends paid within the preceding twelve months, exceeds a specified statutory limit or is paid from sources other than earned surplus, it is generally considered an "extraordinary dividend" and must receive prior regulatory approval.

In 2010, based on the 2009 statutory net income and statutory capital and surplus levels, the maximum amount of ordinary dividends that could be paid was  $3.2 billion. For the year ended December 31, 2010, the Company's regulated subsidiaries paid their parent companies dividends of  $3.2 billion, including  $686 million of extraordinary dividends. For the year ended December 31, 2009, the Company's regulated subsidiaries paid their parent companies dividends of  $4.2 billion, including  $2.5 billion of extraordinary dividends. The total dividends received in both 2010 and 2009 included all of the ordinary dividend capacity of  $3.2 billion and  $3.1 billion, respectively. In some cases, ordinary dividends were classified as extraordinary dividends due to their increased size and/or accelerated timing. As of December 31, 2010,  $974 million of the Company's  $25.9 billion of cash and investments was held by non-regulated entities.

The Company's regulated subsidiaries had aggregate statutory capital and surplus of approximately  $11 billion as of December 31, 2010; regulated entity statutory capital exceeded state minimum capital requirements.

OptumHealth Bank must meet minimum requirements for Tier 1 leverage capital, Tier 1 risk-based capital, and Total risk-based capital of the Federal Deposit Insurance Corporation (FDIC) to be considered "Well Capitalized" under the capital adequacy rules to which it is subject. At December 31, 2010, the Company believes that OptumHealth Bank met the FDIC requirements to be considered "Well Capitalized".

Dividends

In May 2010, the Company's Board of Directors increased the Company's cash dividend to shareholders and moved the Company to a quarterly dividend payment cycle. Declaration and payment of future quarterly dividends is at the discretion of the Board and may be adjusted as business needs or market conditions change. Prior to May 2010, the Company's policy had been to pay an annual dividend.

The following table provides details of the Company's dividend payments:

Year	Aggregate Amount per Share	Total Amount Paid
		(in millions)
2008	$0.030	$37
2009	0.030	36
2010	0.405	449

Share Repurchase Program

Under its Board of Directors' authorization, the Company maintains a share repurchase program. The objectives of the share repurchase program are to optimize the Company's capital structure and cost of capital, thereby improving returns to shareholders, as well as to offset the dilutive impact of share-based awards. Repurchases may be made from time to time at prevailing prices in the open market, subject to certain Board restrictions. In February 2010, the Board renewed and increased the Company's share repurchase program, and authorized the Company to repurchase up to 120 million shares of its common stock. During the year ended December 31, 2010, the Company repurchased 76 million shares at an average price of approximately  $33 per share and an aggregate cost of  $2.5 billion. As of December 31, 2010, the Company had Board authorization to purchase up to an additional 48 million shares of its common stock.

Share-Based Compensation	12 Months Ended
Dec. 31, 2010
Share-Based Compensation
Share-Based Compensation

11. Share-Based Compensation

The Company's 2002 Stock Incentive Plan (Plan), as amended and restated May 15, 2002, is intended to attract and retain employees and non-employee directors, offer them incentives to put forth maximum efforts for the success of the Company's business and afford them an opportunity to acquire a proprietary interest in the Company. The Plan allows the Company to grant stock options, stock appreciation rights, restricted stock, restricted stock units, performance awards or other stock-based awards to eligible employees and non-employee directors. The Plan incorporates the following prior plans: 1991 Stock and Incentive Plan, 1998 Broad-Based Stock Incentive Plan and Non-employee Director Stock Option Plan. All outstanding stock options, restricted stock and other awards issued under the prior plans shall remain subject to the terms and conditions of these plans under which they were issued.

As of December 31, 2010, the Company had 63.4 million shares available for future grants of share-based awards under its share-based compensation plan, including, but not limited to, incentive or non-qualified stock options, stock-settled stock appreciation rights (SARs), and up to 12.5 million of awards in restricted stock and restricted stock units (collectively, restricted shares). The Company's outstanding share-based awards consist mainly of non-qualified stock options, SARs and restricted shares.

Stock Options and SARs

Stock options and SARs generally vest ratably over four to six years and may be exercised up to 10 years from the date of grant. Stock option and SAR activity for the year ended December 31, 2010 is summarized in the table below:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life	Aggregate Intrinsic Value
	(in millions)		(in years)	(in millions)
Outstanding at beginning of period	124	$39
Granted	10	33
Exercised	(12)	19
Forfeited	(10)	39

Outstanding at end of period	112	$40	5.3	$395

Exercisable at end of period	82	$42	4.4	$283
Vested and expected to vest end of period	110	$40	5.3	$388

To determine compensation expense related to the Company's stock options and SARs, the fair value of each award is estimated on the date of grant using an option-pricing model. For purposes of estimating the fair value of the Company's employee stock option and SAR grants, the Company uses a binomial model. The principal assumptions the Company used in applying the option-pricing models were as follows:

	2010	2009	2008
Risk free interest rate	1.0% - 2.1%	1.7% - 2.4%	2.2% -3.4%
Expected volatility	45.4% - 46.2%	41.3% - 46.8%	29.5%
Expected dividend yield	0.1% - 1.7%	0.1%	0.1%
Forfeiture rate	5.0%	5.0%	5.0%
Expected life in years	4.6- 5.1	4.4- 5.1	4.3

Risk-free interest rates are based on U.S. Treasury yields in effect at the time of grant. Expected volatilities are based on the historical volatility of the Company's common stock and the implied volatility from exchange-traded options on the Company's common stock. Beginning in 2009, the Company changed the weighting of historical and implied volatilities used in the calculation of expected volatility to 90% and 10%, respectively. Before the change, the Company had weighted historical and implied volatility equally. Due to the significant economic turbulence and resulting instability of the exchange-traded options throughout 2008, the Company concluded that they were no longer as representative of the fair value of its common stock over the expected life of its options and SARs. The change had no impact on the Company's reported Net Earnings nor Earnings per Share. The Company uses historical data to estimate option and SAR exercises and forfeitures within the valuation model. The expected lives of options and SARs granted represents the period of time that the awards granted are expected to be outstanding based on historical exercise patterns.

The weighted-average grant date fair value of stock options and SARs granted for 2010, 2009 and 2008 was approximately  $13 per share,  $10 per share and  $9 per share. The total intrinsic value of stock options and SARs exercised during 2010, 2009 and 2008 was  $164 million,  $282 million and  $244 million, respectively.

Restricted Shares

Restricted shares generally vest ratably over three to five years. Compensation expense related to restricted shares is based on the share price on date of grant. Restricted share activity for the year ended December 31, 2010 is summarized in the table below:

(shares in millions)	Shares	Weighted- Average Grant Date Fair Value
Nonvested at beginning of period	11	$32
Granted	6	32
Vested	(3)	33
Forfeited	(1)	32

Nonvested at end of period	13	$31

The weighted-average grant date fair value of restricted shares granted during 2010, 2009 and 2008 was approximately  $32 per share,  $29 per share and  $34 per share, respectively. The total fair value of restricted shares vested during 2010, 2009 and 2008 was  $99 million,  $56 million and  $17 million, respectively.

Employee Stock Purchase Plan

The Company's Employee Stock Purchase Plan (ESPP) is intended to enhance employee commitment to the goals of the Company, by providing a means of achieving stock ownership at advantageous terms to eligible employees of the Company. Eligible employees are allowed to purchase the Company's stock at a discounted price, which is 85% of the lower market price of the Company's common stock at the beginning or at the end of the six-month purchase period. During 2010, 2009 and 2008, 3.8 million shares, 3.7 million shares and 2.9 million shares of common stock, respectively, were purchased under the ESPP. The compensation expense is included in the compensation expense amounts recognized and discussed below. As of December 31, 2010, there were 5.6 million shares of common stock available for issuance under the ESPP.

Share-Based Compensation Recognition

The Company recognizes compensation expense for share-based awards, including stock options, SARs and restricted shares, on a straight-line basis over the related service period (generally the vesting period) of the award, or to an employee's eligible retirement date under the award agreement, if earlier. Beginning with share-based awards granted in 2009, the Company's equity award program includes a retirement provision that treats all employees who are age 55 or older with at least ten years of recognized employment with the Company as retirement-eligible. For 2010, 2009 and 2008, the Company recognized compensation expense related to its share-based compensation plans of  $326 million ( $278 million net of tax effects),  $334 million ( $220 million net of tax effects) and  $305 million ( $202 million net of tax effects), respectively. Share-based compensation expense is recognized in Operating Costs in the Company's Consolidated Statements of Operations. As of December 31, 2010, there was  $449 million of total unrecognized compensation cost related to share awards that is expected to be recognized over a weighted-average period of 1.2 years. For 2010, 2009 and 2008, the income tax benefit realized from share-based award exercises was  $78 million,  $94 million and  $106 million, respectively.

As further discussed in Note 10 of Notes to the Consolidated Financial Statements, the Company maintains a share repurchase program. The objectives of the share repurchase program are to optimize the Company's capital structure, cost of capital and return to shareholders, as well as to offset the dilutive impact of shares issued for share-based award exercises.

Other Employee Benefit Plans

The Company also offers a 401(k) plan for all employees. Compensation expense related to this plan was not significant for the years 2010, 2009 and 2008.

In addition, the Company maintains non-qualified, unfunded deferred compensation plans, which allow certain members of senior management and executives to defer portions of their salary or bonus and receive certain Company contributions on such deferrals, subject to plan limitations. The deferrals are recorded within Long-Term Investments with an approximately equal amount in Other Liabilities in the Consolidated Balance Sheets. The total deferrals are distributable based upon termination of employment or other periods, as elected under each plan and were  $258 million and  $216 million as of December 31, 2010 and 2009, respectively.

AARP	12 Months Ended
Dec. 31, 2010
AARP
AARP

12. AARP

The Company provides health insurance products and services to members of AARP under a Supplemental Health Insurance Program (the Program), and separate Medicare Advantage and Medicare Part D arrangements. The products and services under the Program include supplemental Medicare benefits (AARP Medicare Supplement Insurance), hospital indemnity insurance, including insurance for individuals between 50 to 64 years of age, and other related products.

In October 2007, the Company entered into four agreements with AARP, effective January 1, 2008, that amended its existing AARP arrangements. These agreements extended the Company's arrangements with AARP on the Program to December 31, 2017, extended the Company's arrangement with AARP on the Medicare Part D business to December 31, 2014, and gave the Company an exclusive right to use the AARP brand on the Company's Medicare Advantage offerings until December 31, 2014, subject to certain limited exclusions.

Under the Program, the Company is compensated for transaction processing and other services, as well as for assuming underwriting risk. The Company is also engaged in product development activities to complement the insurance offerings. Premium revenues from the Company's portion of the Program for 2010, 2009 and 2008 were  $6.3 billion,  $6.0 billion and  $5.7 billion, respectively.

The Company's agreement with AARP on the Program provides for the maintenance of the RSF that is held by the Company on behalf of policyholders. Underwriting gains or losses related to the AARP Medicare Supplement Insurance business are directly recorded as an increase or decrease to the RSF and accrue to the overall benefit of the AARP policyholders, unless cumulative net losses were to exceed the balance in the RSF. The primary components of the underwriting results are premium revenue, medical costs, investment income, administrative expenses, member service expenses, marketing expenses and premium taxes. To the extent underwriting losses exceed the balance in the RSF, losses would be borne by the Company. Deficits may be recovered by underwriting gains in future periods of the contract. To date, the Company has not been required to fund any underwriting deficits. The RSF balance is reported in Other Policy Liabilities in the Consolidated Balance Sheets and changes in the RSF are reported in Medical Costs in the Consolidated Statement of Operations. The Company believes the RSF balance as of December 31, 2010 is sufficient to cover potential future underwriting and other risks and liabilities associated with the contract.

The effects of changes in balance sheet amounts associated with the Program also accrue to the overall benefit of the AARP policyholders through the RSF balance. Accordingly, the Company excludes the effect of such changes in its Consolidated Statements of Cash Flows.

Under the Company's agreement with AARP, the Company separately manages the assets that support the Program. These assets are held at fair value in the Consolidated Balance Sheets as Assets Under Management. These assets are invested at the Company's discretion, within investment guidelines approved by the Program and are used to pay costs associated with the Program. The Company does not guarantee any rates of investment return on these investments and upon any transfer of the Program to another entity, the Company would transfer cash in an amount equal to the fair value of these investments at the date of transfer. Interest earnings and realized investment gains and losses on these assets accrue to the overall benefit of the AARP policyholders through the RSF and, thus, are not included in the Company's earnings. Interest income and realized gains and losses related to assets under management are recorded as an increase to the AARP RSF and were  $107 million,  $99 million and  $82 million in 2010, 2009 and 2008, respectively.

The Company elected to measure the entirety of the AARP Assets Under Management at fair value, pursuant to the fair value option.

The following AARP Program-related assets and liabilities were included in the Company's Consolidated Balance Sheets:

(in millions)	December 31, 2010	December 31, 2009
Accounts receivable	$526	$509
Assets under management	2,550	2,383
Medical costs payable	1,150	1,182
Accounts payable and accrued liabilities	48	40
Other policy liabilities	1,286	1,145
Future policy benefits	533	482
Other liabilities	59	43

The fair value of cash, cash equivalents and investments associated with the Program, reflected as assets under management, and the fair value of other assets and other liabilities were classified in accordance with the fair value hierarchy as discussed in Note 4 of Notes to the Consolidated Financial Statements and were as follows:

(in millions)	Quoted Prices in Active Markets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total Fair Value

December 31, 2010
Cash and cash equivalents	$115	$0	$0	$115
Debt securities:
U.S. government and agency obligations	515	244	0	759
State and municipal obligations	0	15	0	15
Corporate obligations	0	1,129	0	1,129
U.S. agency mortgage-backed securities	0	393	0	393
Non-U.S. agency mortgage-backed securities	0	137	0	137

Total debt securities	515	1,918	0	2,433

Equity securities—available-for-sale	0	2	0	2

Total cash, cash equivalents and investments at fair value	$630	$1,920	$0	$2,550

Other liabilities	$0	$0	$59	$59

Total liabilities at fair value	$0	$0	$59	$59

December 31, 2009
Cash and cash equivalents	$269	$0	$0	$269
Debt securities:
U.S. government and agency obligations	358	298	0	656
State and municipal obligations	0	9	0	9
Corporate obligations	0	955	0	955
U.S. agency mortgage-backed securities	0	343	0	343
Non-U.S. agency mortgage-backed securities	0	149	0	149

Total debt securities	358	1,754	0	2,112

Equity securities—available-for-sale	0	2	0	2

Total cash, cash equivalents and investments at fair value	$627	$1,756	$0	$2,383

Other liabilities	$0	$0	$43	$43

Total liabilities at fair value	$0	$0	$43	$43

Commitments and Contingencies	12 Months Ended
Dec. 31, 2010
Commitments and Contingencies
Commitments and Contingencies

13. Commitments and Contingencies

The Company leases facilities and equipment under long-term operating leases that are noncancelable and expire on various dates through 2028. Rent expense under all operating leases for 2010, 2009 and 2008 was  $297 million,  $303 million and  $264 million, respectively.

As of December 31, 2010, future minimum annual lease payments, net of sublease income, under all noncancelable operating leases were as follows:

(in millions)	Future Minimum Lease Payments
2011	$259
2012	240
2013	191
2014	156
2015	129
Thereafter	579

The Company contracts on an administrative services only (ASO) basis with customers who fund their own claims. The Company charges these customers administrative fees based on the expected cost of administering their self-funded programs. In some cases, the Company provides performance guarantees related to its administrative function. If these standards are not met, the Company may be financially at risk up to a stated percentage of the contracted fee or a stated dollar amount. Amounts accrued for performance guarantees were not material as of December 31, 2010 and 2009.

As of December 31, 2010, the Company has outstanding, undrawn letters of credit with financial institutions of  $66 million and surety bonds outstanding with insurance companies of  $288 million, primarily to bond contractual performance.

Legal Matters

Because of the nature of its businesses, the Company is frequently made party to a variety of legal actions and regulatory inquiries, including class actions and suits brought by members, providers, customers and regulators, relating to the Company's management and administration of health benefit plans. These matters include medical malpractice, employment, intellectual property, antitrust, privacy and contract claims, and claims related to health care benefits coverage and other business practices. The adverse resolution of any specific lawsuit or any potential regulatory proceeding or action could have a material adverse effect on the Company's business, financial condition and results of operations.

The Company records liabilities for its estimates of probable costs resulting from these matters where appropriate. Estimates of probable costs resulting from legal and regulatory matters involving the Company are inherently difficult to predict, particularly where the matters: involve indeterminate claims for monetary damages or may involve fines, penalties or punitive damages; present novel legal theories or represent a shift in regulatory policy; involve a large number of claimants or regulatory bodies; are in the early stages of the proceedings; or could result in a change in business practices. Accordingly, except as otherwise noted below, the Company is unable to estimate the losses or ranges of losses for those matters where there is a reasonable possibility or it is probable that a loss may be incurred.

Litigation Matters

MDL Litigation. Beginning in 1999, a series of class action lawsuits were filed against the Company by health care providers alleging various claims relating to the Company's reimbursement practices, including alleged violations of the Racketeer Influenced Corrupt Organization Act (RICO) and state prompt payment laws and breach of contract claims. Many of these lawsuits were consolidated in a multi-district litigation in the United States District Court for the Southern District Court of Florida (MDL). In the lead MDL lawsuit, the court certified a class of health care providers for certain of the RICO claims. In 2006, the trial court dismissed all of the claims against the Company in the lead MDL lawsuit, and the Eleventh Circuit Court of Appeals later affirmed that dismissal, leaving eleven related lawsuits that had been stayed during the litigation of the lead MDL lawsuit. In August 2008, the trial court, applying its rulings in the lead MDL lawsuit, dismissed seven of these lawsuits (the seven lawsuits). The trial court also dismissed all but one claim in an eighth lawsuit, and ordered the final claim to arbitration. In December 2008, at the plaintiffs' request, the trial court dismissed without prejudice one of the three remaining lawsuits. The court also denied the plaintiffs' request to remand the remaining two lawsuits to state court and a federal magistrate judge recommended dismissal of those suits. In April 2009, the plaintiffs in these last two suits filed amended class action complaints alleging breach of contract, but those amended complaints were subsequently dismissed without prejudice. In July 2010, the Eleventh Circuit reversed the trial court's dismissal of the seven lawsuits and remanded those cases to the trial court for further proceedings. In addition, the Company is party to a number of arbitrations in various jurisdictions involving claims similar to those alleged in the seven lawsuits. The Company is vigorously defending against the remaining claims in these cases.

AMA Litigation. On March 15, 2000, a group of plaintiffs including the American Medical Association (AMA) filed a lawsuit against the Company in state court in New York, which was removed to federal court. The complaint and subsequent amended complaints asserted antitrust claims and claims based on the Employee Retirement Income Security Act of 1974, as amended (ERISA), as well as breach of contract and the implied covenant of good faith and fair dealing, deceptive acts and practices, and trade libel in connection with the calculation of reasonable and customary reimbursement rates for non-network health care providers by the Company's affiliates. On January 14, 2009, the parties announced an agreement to settle the lawsuit, along with a similar case filed in 2008 in federal court in New Jersey. Under the terms of the settlement, the Company and its affiliated entities will be released from claims relating to their out-of-network reimbursement policies from March 15, 1994 through the date of final court approval of the settlement and the Company agreed to pay  $350 million (the settlement amount) to a fund for health plan members and out-of-network providers in connection with out-of-network procedures performed since March 15, 1994. The agreement contains no admission of wrongdoing. The court granted preliminary approval of the settlement over the objections of certain plaintiffs' counsel on December 1, 2009, and granted final approval of the settlement on September 20, 2010. On October 18, 2010, the Company paid the settlement amount, plus interest, to an escrow account established by the plaintiffs. Several members of the plaintiff class have filed appeals challenging approval of the settlement. Other lawsuits in various jurisdictions relating to the calculation of reasonable and customary reimbursement rates for non-network health care providers remain pending against a number of health insurers, including the Company.

California Claims Processing Matter. In 2007, the California Department of Insurance (CDI) examined the Company's PacifiCare health insurance plan in California. The examination findings related to the timeliness and accuracy of claims processing, interest payments, provider contract implementation, provider dispute resolution and other related matters. On January 25, 2008, the CDI issued an Order to Show Cause to PacifiCare Life and Health Insurance Company, a subsidiary of the Company, alleging violations of certain insurance statutes and regulations in connection with the CDI's examination findings. On June 3, 2009, the Company filed a Notice of Defense to the Order to Show Cause denying all material allegations and asserting certain defenses. The matter has been the subject of an administrative hearing before a California administrative law judge (ALJ) since December 2009. CDI amended its Order to Show Cause three times in 2010 to allege a total of 992,936 violations, the large majority of which relate to an alleged failure to include certain language in standard claims correspondence during a four month period in 2007. Although we believe that CDI has never issued an aggregate penalty in excess of  $8 million, CDI alleges in press reports and releases that the Company could theoretically be subject to penalties of up to  $10,000 per violation. The Company is vigorously defending against these claims. After the ALJ issues a ruling at the conclusion of the administrative proceeding, the California Insurance Commissioner may accept, reject or modify the ALJ's ruling, issue his own decision, and impose a fine or penalty. The Commissioner's decision is subject to challenge in court.

Historical Stock Option Practices. In 2006, a consolidated shareholder derivative action, captioned In re UnitedHealth Group Incorporated Shareholder Derivative Litigation was filed against certain of the Company's current and former officers and directors in the United States District Court for the District of Minnesota. The consolidated amended complaint was brought on behalf of the Company by several pension funds and other shareholders and named certain of the Company's current and former officers and directors as defendants, as well as the Company as a nominal defendant. The consolidated amended complaint generally alleged that the defendants breached their fiduciary duties to the Company, were unjustly enriched and violated the securities laws in connection with the Company's historical stock option practices. On June 26, 2006, the Company's Board of Directors created a Special Litigation Committee under Minnesota Statute 302A.241, consisting of two former Minnesota Supreme Court Justices, with the power to investigate the claims raised in the derivative actions and shareholder demands and determine whether the Company's rights and remedies should be pursued.

A consolidated derivative action, captioned In re UnitedHealth Group Incorporated Derivative Litigation, was also filed in Hennepin County District Court, State of Minnesota. The action was brought by two individual shareholders and named certain of the Company's current and former officers and directors as defendants, as well as the Company as a nominal defendant.

On December 6, 2007, the Special Litigation Committee concluded its review of claims relating to the Company's historical stock option practices and published a report. The Special Litigation Committee reached settlement agreements on behalf of the Company with its former Chairman and Chief Executive Officer William W. McGuire, M.D., former General Counsel David J. Lubben and former director William G. Spears. In addition, the Special Litigation Committee concluded that all claims against all named defendants in the derivative actions, including current and former Company officers and directors, should be dismissed. Each settlement agreement is conditioned upon dismissal of claims in the derivative actions and resolution of any appeals. Following notice to shareholders, the federal court granted the parties' motion for final approval of the proposed settlements on July 1, 2009, and entered final judgment dismissing the federal case with prejudice on July 2, 2009. The state court granted the parties' motion for final approval of the proposed settlements and dismissed the state case with prejudice on May 14, 2009, and entered final judgment on July 17, 2009. The federal and state courts also awarded plaintiffs' counsel fees and expenses of  $30 million and  $6 million, respectively, which have been paid by the Company. A shareholder filed an appeal challenging only the federal plaintiffs' counsel's fee award, which was dismissed by the U.S. Court of Appeals for the Eighth Circuit on January 26, 2011.

As previously disclosed, the Company also received inquiries from a number of federal and state regulators from 2006 through 2008 regarding its historical stock option practices. Many of those inquiries have been closed, resolved or inactive since 2008.

Government Regulation

The Company's business is regulated at federal, state, local and international levels. The laws and rules governing the Company's business and interpretations of those laws and rules are subject to frequent change. Broad latitude is given to the agencies administering those regulations. Further, the Company must obtain and maintain regulatory approvals to market and sell many of its products.

The Company has been and is currently involved in various governmental investigations, audits and reviews. These include routine, regular and special investigations, audits and reviews by CMS, state insurance and health and welfare departments, state attorneys general, the Office of Inspector General (OIG), the Office of Personnel Management, the Office of Civil Rights, U.S. Congressional committees, the U.S. Department of Justice, U.S. Attorneys, the SEC, the IRS, the U.S. Department of Labor, the Federal Deposit Insurance Corporation and other governmental authorities. Examples of audits include the risk adjustment data validation (RADV) audits discussed below and a review by the U.S. Department of Labor of the Company's administration of applicable customer employee benefit plans with respect to ERISA compliance.

Government actions can result in assessment of damages, civil or criminal fines or penalties, or other sanctions, including loss of licensure or exclusion from participation in government programs and could have a material adverse effect on the Company's financial results.

Risk Adjustment Data Validation Audits. CMS adjusts capitation payments to Medicare Advantage and Medicare Part D plans according to the predicted health status of each beneficiary, as supported by data provided by health care providers. The Company collects claim and encounter data from providers, who the Company generally relies on to appropriately code their claim submissions and document their medical records. CMS then determines the risk score and payment amount for each enrolled member based on the health care data submitted and member demographic information.

As previously disclosed, in 2008, CMS announced that it would perform RADV audits of selected Medicare Advantage health plans each year to validate the coding practices of and supporting documentation maintained by health care providers. These audits involve a review of medical records maintained by providers and may result in retrospective adjustments to payments made to health plans. Certain of the Company's health plans have been selected for audit. These audits are focused on medical records supporting risk adjustment data for 2006 that were used to determine 2007 payment amounts. Although these audits are ongoing, the Company does not believe they will have a material impact on the Company's results of operations, financial position or cash flows.

In December 2010, CMS published for public comment a new proposed RADV audit and payment adjustment methodology. The proposed methodology contains provisions allowing retroactive contract level payment adjustments for the year audited using an extrapolation of the "error rate" identified in audit samples. The Company has submitted comments to CMS regarding concerns the Company has with CMS's proposed methodology. These concerns include, among others, the fact that the proposed methodology does not take into account the "error rate" in the original Medicare fee-for-service data that was used to develop the risk adjustment system. Additionally, payments received from CMS, as well as benefits offered and premiums charged to members, are based on actuarially certified bids that did not include any assumption of retroactive audit payment adjustments. The Company believes that applying retroactive audit and payment adjustments after CMS acceptance of bids undermines the actuarial soundness of the bids. On February 3, 2011, CMS notified the Company that CMS was evaluating all comments received on the proposed methodology and that it anticipated making changes to the draft, based on input CMS had received. CMS also indicated that it anticipated the final methodology would be issued in the near future. Depending on the methodology utilized, potential payment adjustments could have a material adverse effect on the Company's results of operations, financial position and cash flows.

The Company is also in discussions with the OIG for Health and Human Services regarding audits of the Company's risk adjustment data for two plans. While the Company does not believe OIG has governing authority to directly impose payment adjustments for risk adjustment audits of Medicare health plans operated under the regulatory authority of CMS, the OIG can recommend to CMS a proposed payment adjustment, and the Company is unable to predict the outcome of these discussions and audits.

Guaranty Fund Assessments. The Pennsylvania Insurance Commissioner has placed Penn Treaty Network America Insurance Company and its subsidiary (Penn Treaty), neither of which is affiliated with the Company, in rehabilitation, an intermediate action before insolvency, and has petitioned a state court for liquidation. If Penn Treaty is liquidated, the Company's insurance entities and other insurers may be required to pay a portion of Penn Treaty's policyholder claims through guaranty association assessments in future periods. The Company is unable to estimate losses or ranges of losses because the Company cannot predict when the state court will render a decision, the amount of the insolvency, if any, the amount and timing of any associated guaranty fund assessments or the availability and amount of any potential offsets, such as an offset of any premium taxes otherwise payable by the Company. An assessment could have a material adverse effect on the on the Company's results of operations, financial position and cash flows.

See Item 1, "Business—Government Regulation," and Item 1A, "Risk Factors," for additional regulatory information and related risks.

Segment Financial Information	12 Months Ended
Dec. 31, 2010
Segment Financial Information
Segment Financial Information

14. Segment Financial Information

Factors used in determining the Company's reporting segments include the nature of operating activities, economic characteristics, existence of separate senior management teams and the type of information presented to the Company's chief operating decision-maker to evaluate its results of operations.

The Company's accounting policies for reporting segment operations are the same as those described in the Summary of Significant Accounting Policies (see Note 2 of Notes to the Consolidated Financial Statements). Transactions between reporting segments principally consist of sales of pharmacy benefit products and services to UnitedHealthcare customers by OptumRx, certain product offerings sold to UnitedHealthcare customers by OptumHealth, and medical benefits cost, quality and utilization data and predictive modeling sold to UnitedHealthcare by OptumInsight. These transactions are recorded at management's estimate of fair value. Intersegment transactions are eliminated in consolidation. Assets and liabilities that are jointly used are assigned to each reporting segment using estimates of pro-rata usage. Cash and investments are assigned such that each reporting segment has at least minimum specified levels of regulatory capital or working capital for non-regulated businesses.

Substantially all of the Company's assets are held and operations are conducted in the United States. In accordance with accounting principles generally accepted in the United States, reporting segments with similar economic characteristics may be combined. The financial results of UnitedHealthcare Employer & Individual, UnitedHealthcare Medicare & Retirement and UnitedHealthcare Community & State have been aggregated in the UnitedHealthcare segment column in the following tables because these businesses have similar economic characteristics and have similar products and services, types of customers, distribution methods and operational processes, and operate in a similar regulatory environment. These businesses also share significant common assets, including the Company's contracted networks of physicians, health care professionals, hospitals and other facilities, information technology infrastructure and other resources.

As a percentage of the Company's total consolidated revenues, premium revenues from CMS were 27% for both years ended December 31, 2010 and 2009, and 25% for the year ended December 31, 2008 most of which were generated by UnitedHealthcare Medicare & Retirement and included in the UnitedHealthcare segment.

Prior period reporting segment financial information has been recast to conform to the 2011 presentation as discussed in Note 2 of Notes to the Consolidated Financial Statements. The following table presents reporting segment financial information as of and for the years ended December 31:

(in millions)	UnitedHealthcare	OptumHealth	OptumInsight	OptumRx	Corporate and Intersegment Eliminations	Consolidated
2010
Revenues—external customers:
Premiums	$84,158	$1,247	$0	$0	$0	$85,405
Services	4,021	331	1,403	64	0	5,819
Products	0	19	93	2,210	0	2,322

Total revenues—external customers	88,179	1,597	1,496	2,274	0	93,546

Total revenues—intersegment	0	2,912	845	14,449	(18,206)	0
Investment and other income	551	56	1	1	0	609

Total revenues	$88,730	$4,565	$2,342	$16,724	$(18,206)	$94,155

Earnings from operations	$6,740	$511	$84	$529	$0	$7,864
Interest expense	0	0	0	0	(481)	(481)

Earnings before income taxes	$6,740	$511	$84	$529	$(481)	$7,383

Total assets	$50,913	$3,897	$5,435	$3,087	$(269)	$63,063
Purchases of property, equipment and capitalized software	$525	$117	$156	$80	$0	$878
Depreciation and amortization	$725	$100	$159	$80	$0	$1,064
Goodwill impairment	$0	$0	$172	$0	$0	$172

2009
Revenues—external customers:
Premiums	$78,251	$1,064	$0	$0	$0	$79,315
Services	3,941	274	1,042	49	0	5,306
Products	0	16	90	1,819	0	1,925

Total revenues—external customers	82,192	1,354	1,132	1,868	0	86,546

Total revenues—intersegment	0	2,805	691	12,532	(16,028)	0
Investment and other income	538	53	0	1	0	592

Total revenues	$82,730	$4,212	$1,823	$14,401	$(16,028)	$87,138

Earnings from operations	$4,833	$599	$246	$681	$0	$6,359
Interest expense	0	0	0	0	(551)	(551)

Earnings before income taxes	$4,833	$599	$246	$681	$(551)	$5,808

Total assets	$49,920	$3,190	$2,775	$3,092	$68	$59,045
Purchases of property, equipment and capitalized software	$482	$71	$129	$57	$0	$739
Depreciation and amortization	$679	$105	$128	$79	$0	$991

2008
Revenues—external customers:
Premiums	$72,656	$952	$0	$0	$0	$73,608
Services	3,877	305	925	45	0	5,152
Products	0	13	95	1,547	0	1,655

Total Revenues—external customers	76,533	1,270	1,020	1,592	0	80,415

Total Revenues—intersegment	0	2,522	532	10,936	(13,990)	0
Investment and other income	703	58	3	7	0	771

Total revenues	$77,236	$3,850	$1,555	$12,535	$(13,990)	$81,186

Earnings from operations	$5,178	$608	$232	$360	$(1,115)	$5,263
Interest expense	0	0	0	0	(639)	(639)

Earnings before income taxes	$5,178	$608	$232	$360	$(1,754)	$4,624

Total Assets	$47,271	$2,973	$1,922	$2,827	$822	$55,815
Purchases of property, equipment and capitalized software	$538	$87	$112	$54	$0	$791
Depreciation and amortization	$707	$105	$105	$64	$0	$981

Quarterly Financial Data	12 Months Ended
Dec. 31, 2010
Quarterly Financial Data
Quarterly Financial Data

15. Quarterly Financial Data (Unaudited)

Selected quarterly financial information for all quarters of 2010 and 2009 is as follows:

	For the Quarter Ended
(in millions, except per share data)	March 31	June 30	September 30	December 31
2010
Revenues	$23,193	$23,264	$23,668	$24,030
Operating costs	21,177	21,363	21,523	22,228
Earnings from operations	2,016	1,901	2,145	1,802
Net earnings	1,191	1,123	1,277	1,043
Basic net earnings per common share	1.04	1.00	1.15	0.95
Diluted net earnings per common share	1.03	0.99	1.14	0.94

2009
Revenues	$22,004	$21,655	$21,695	$21,784
Operating costs	20,336	20,215	20,019	20,209
Earnings from operations	1,668	1,440	1,676	1,575
Net earnings	984	859	1,035	944
Basic net earnings per common share	0.82	0.73	0.90	0.82
Diluted net earnings per common share	0.81	0.73	0.89	0.81

Basis of Presentation, Use of Estimates and Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2010
Basis of Presentation, Use of Estimates and Significant Accounting Policies
Basis of Presentation

Basis of Presentation

The Company has prepared the Consolidated Financial Statements according to U.S. Generally Accepted Accounting Principles (GAAP) and has included the accounts of UnitedHealth Group and its subsidiaries. The Company has eliminated intercompany balances and transactions.

Use of Estimates

Use of Estimates

These Consolidated Financial Statements include certain amounts based on the Company's best estimates and judgments. The Company's most significant estimates relate to medical costs, medical costs payable, revenues, goodwill, other intangible assets, investments, income taxes and contingent liabilities. These estimates require the application of complex assumptions and judgments, often because they involve matters that are inherently uncertain and will likely change in subsequent periods. The impact of any changes in estimates is included in earnings in the period in which the estimate is adjusted.

Revenues

Revenues

Premium revenues are primarily derived from risk-based health insurance arrangements in which the premium is typically at a fixed rate per individual served for a one-year period, and the Company assumes the economic risk of funding its customers' health care and related administrative costs. The Company recognizes premium revenues in the period in which eligible individuals are entitled to receive health care benefits. The Company records health care premium payments received from its customers in advance of the service period as unearned revenues.

Centers for Medicare and Medicaid Services (CMS) deploys a risk adjustment model that apportions premiums paid to all health plans according to health severity and certain demographic factors. The CMS risk adjustment model pays more for members whose medical history indicates they have certain medical conditions. Under this risk adjustment methodology, CMS calculates the risk adjusted premium payment using diagnosis data from hospital inpatient, hospital outpatient and physician treatment settings. The Company and health care providers collect, capture, and submit the necessary and available diagnosis data to CMS within prescribed deadlines. The Company estimates risk adjustment revenues based upon the diagnosis data submitted and expected to be submitted to CMS. Risk adjustment data for certain of the Company's plans is subject to audit by regulators. See Note 13 of Notes to the Consolidated Financial Statements for additional information regarding these audits.

Service revenues consist primarily of fees derived from services performed for customers that self-insure the health care costs of their employees and employees' dependants. Under service fee contracts, the Company recognizes revenue in the period the related services are performed based upon the fee charged to the customer. The customers retain the risk of financing health care costs for their employees and employees' dependants, and the Company administers the payment of customer funds to physicians and other health care professionals from customer-funded bank accounts. Since the Company has neither the obligation for funding the health care costs, nor the primary responsibility for providing the medical care, the Company does not recognize premium revenue and medical costs for these contracts in its Consolidated Financial Statements.

For both risk-based and fee-based customer arrangements, the Company provides coordination and facilitation of medical services; transaction processing; customer, consumer and care professional services; and access to contracted networks of physicians, hospitals and other health care professionals.

Through the Company's Prescription Solutions pharmacy benefits management (PBM) business, revenues are derived from products sold through a contracted network of retail pharmacies, and from administrative services, including claims processing and formulary design and management. Product revenues include ingredient costs (net of rebates), a negotiated dispensing fee and customer co-payments for drugs dispensed through the Company's mail-service pharmacy. In retail pharmacy transactions, revenues recognized always exclude the member's applicable co-payment. Product revenues are recognized upon sale or shipment based on contract terms. Service revenues are recognized when the prescription claim is adjudicated. The Company has entered into retail service contracts in which it is primarily obligated to pay its network pharmacy providers for benefits provided to their customers regardless if the Company is paid. The Company is also involved in establishing the prices charged by retail pharmacies, determining which drugs will be included in formulary listings and selecting which retail pharmacies will be included in the network offered to plan sponsors' members. As a result, revenues are reported on a gross basis. Product revenues also include sales of Ingenix publishing and software products that are recognized as revenue upon estimated delivery date.

Medical Costs and Medical Costs Payable

Medical Costs and Medical Costs Payable

Medical costs and medical costs payable include estimates of the Company's obligations for medical care services that have been rendered on behalf of insured consumers but for which the Company has either not yet received or processed claims, and for liabilities for physician, hospital and other medical cost disputes. The Company develops estimates for medical costs incurred but not reported using an actuarial process that is consistently applied, centrally controlled and automated. The actuarial models consider factors such as time from date of service to claim receipt, claim backlogs, care professional contract rate changes, medical care consumption and other medical cost trends. The Company estimates liabilities for physician, hospital and other medical cost disputes based upon an analysis of potential outcomes, assuming a combination of litigation and settlement strategies. Each period, the Company re-examines previously established medical costs payable estimates based on actual claim submissions and other changes in facts and circumstances. As the liability estimates recorded in prior periods become more exact, the Company adjusts the amount of the estimates, and includes the changes in estimates in medical costs in the period in which the change is identified. In every reporting period, the Company's operating results include the effects of more completely developed medical costs payable estimates associated with previously reported periods.

Cash, Cash Equivalents and Investments

Cash, Cash Equivalents and Investments

Cash and cash equivalents are highly liquid investments that have an original maturity of three months or less. The fair value of cash and cash equivalents approximates their carrying value because of the short maturity of the instruments.

The Company had checks outstanding in excess of bank deposits of  $1.3 billion as of December 31, 2010 and  $1.2 billion as of December 31, 2009, which were classified as Accounts Payable and Accrued Liabilities in the Consolidated Balance Sheets and the changes have been reflected as Checks Outstanding within financing activities in the Consolidated Statements of Cash Flows.

Investments with maturities of less than one year are classified as short-term. Because of regulatory requirements, certain investments are included in long-term investments regardless of their maturity date. The Company classifies these investments as held-to-maturity and reports them at amortized cost. Substantially all other investments are classified as available-for-sale and reported at fair value based on quoted market prices, where available.

The Company excludes unrealized gains and losses on investments in available-for-sale securities from earnings and reports them, net of income tax effects, as a separate component of shareholders' equity. The Company evaluates investments for impairment by considering the length of time and extent to which market value has been less than cost, the financial condition and near-term prospects of the issuer as well as specific events or circumstances that may influence the operations of the issuer and the Company's intent to sell the security or the likelihood that it will be required to sell the security before recovery of the entire amortized cost. For debt securities, if the Company intends to either sell or determines that it will be more likely than not be required to sell a security before recovery of the entire amortized cost basis or maturity of the security, the Company recognizes the entire impairment in earnings. If the Company does not intend to sell the debt security and it determines that it will not be more likely than not be required to sell the security but it does not expect to recover the entire amortized cost basis, the impairment is bifurcated into the amount attributed to the credit loss, which is recognized in earnings, and all other causes, which are recognized in other comprehensive income. For equity securities, the Company recognizes impairments in other comprehensive income if it expects to hold the security until fair value increases to at least the security's cost basis and it expects that increase in fair value to occur in a reasonably forecasted period. If the Company intends to sell the equity security or if it believes that recovery of fair value to cost will not occur in a reasonably forecasted period, the Company recognizes the impairment in net earnings. New information and the passage of time can change these judgments. The Company manages its investment portfolio to limit its exposure to any one issuer or market sector, and largely limits its investments to U.S. government and agency securities; state and municipal securities; mortgage-backed securities; and corporate debt obligations, substantially all of investment grade quality. Securities downgraded below policy minimums after purchase will be disposed of in accordance with the investment policy. To calculate realized gains and losses on the sale of investments, the Company uses the specific cost or amortized cost of each investment sold.

Assets Under Management

Assets Under Management

The Company administers certain aspects of AARP's insurance program (see Note 12 of Notes to the Consolidated Financial Statements). Pursuant to the Company's agreement, AARP assets are managed separately from its general investment portfolio and are used to pay costs associated with the AARP program. These assets are invested at the Company's discretion, within investment guidelines approved by AARP. The Company does not guarantee any rates of return on these investments and, upon transfer of the AARP contract to another entity, the Company would transfer cash equal in amount to the fair value of these investments at the date of transfer to that entity. Because the purpose of these assets is to fund the medical costs payable, the rate stabilization fund (RSF) liabilities and other related liabilities associated with the AARP contract, assets under management are classified as current assets, consistent with the classification of these liabilities. Interest earnings and realized investment gains and losses on these assets accrue to the overall benefit of the AARP policyholders through the RSF. Accordingly, they are not included in the Company's earnings.

Other Current Receivables

Other Current Receivables

Other current receivables include amounts due from pharmacy rebates, CMS for Medicare Part D, reinsurance and other miscellaneous amounts due to the Company.

The Company's PBM businesses contract with pharmaceutical manufacturers, some of whom provide rebates based on use of the manufacturers' products by its PBM businesses' affiliated and non-affiliated clients. The Company accrues rebates as they are earned by its clients on a monthly basis based on the terms of the applicable contracts, historical data and current estimates. The PBM businesses bill these rebates to the manufacturers on a monthly or quarterly basis depending on the contractual terms. The PBM businesses record rebates attributable to affiliated clients as a reduction to medical costs. Rebates attributable to non-affiliated clients are accrued as rebates receivable and a reduction of cost of products sold with a corresponding payable for the amounts of the rebates to be remitted to non-affiliated clients in accordance with their contracts and recorded in the Consolidated Statements of Operations as a reduction of Product Revenue. The Company generally receives rebates between two to five months after billing.

For details on the Company's Medicare Part D receivables see "Medicare Part D Pharmacy Benefits Contract" below.

For details on the Company's reinsurance receivable see "Future Policy Benefits and Reinsurance Receivables" below.

Medicare Part D Pharmacy Benefits Contract

Medicare Part D Pharmacy Benefits Contract

The Company serves as a plan sponsor offering Medicare Part D prescription drug insurance coverage under contracts with CMS. Under the Medicare Part D program, there are six separate elements of payment received by the Company during the plan year. These payment elements are as follows:

•	CMS Premium. CMS pays a fixed monthly premium per member to the Company for the entire plan year.

•	Member Premium. Additionally, certain members pay a fixed monthly premium to the Company for the entire plan year.

•	Low-Income Premium Subsidy. For qualifying low-income members, CMS pays some or all of the member's monthly premiums to the Company on the member's behalf.

•

Catastrophic Reinsurance Subsidy. CMS pays the Company a cost reimbursement estimate monthly to fund the CMS obligation to pay approximately 80% of the costs incurred by individual members in excess of the individual annual out-of-pocket maximum. A settlement is made with CMS based on actual cost experience, after the end of the plan year.

•

Low-Income Member Cost Sharing Subsidy. For qualifying low-income members, CMS pays on the member's behalf some or all of a member's cost sharing amounts, such as deductibles and coinsurance. The cost sharing subsidy is funded by CMS through monthly payments to the Company. The Company administers and pays the subsidized portion of the claims on behalf of CMS, and a settlement payment is made between CMS and the Company based on actual claims and premium experience, after the end of the plan year.

•

CMS Risk-Share. Premiums from CMS are subject to risk corridor provisions that compare costs targeted in the Company's annual bids to actual prescription drug costs, limited to actual costs that would have been incurred under the standard coverage as defined by CMS. Variances of more than 5% above or below the original bid submitted by the Company may result in CMS making additional payments to the Company or require the Company to refund to CMS a portion of the premiums it received. The Company estimates and recognizes an adjustment to premium revenues related to the risk corridor payment settlement based upon pharmacy claims experience. The estimate of the settlement associated with these risk corridor provisions requires the Company to consider factors that may not be certain, including member eligibility status differences with CMS. The Company records risk-share adjustments to Premium Revenues in the Consolidated Statements of Operations and Other Policy Liabilities or Other Current Receivables in the Consolidated Balance Sheets.

The CMS Premium, the Member Premium, and the Low-Income Premium Subsidy represent payments for the Company's insurance risk coverage under the Medicare Part D program and therefore are recorded as Premium Revenues in the Consolidated Statements of Operations. Premium revenues are recognized ratably over the period in which eligible individuals are entitled to receive prescription drug benefits. The Company records premium payments received in advance of the applicable service period in Unearned Revenues in the Consolidated Balance Sheets.

The Catastrophic Reinsurance Subsidy and the Low-Income Member Cost Sharing Subsidy represent cost reimbursements under the Medicare Part D program. The Company is fully reimbursed by CMS for costs incurred for these contract elements and, accordingly, there is no insurance risk to the Company. Amounts received for these subsidies are not reflected as premium revenues, but rather are accounted for as deposits. However, as of December 31, 2009, the amounts received for these subsidies were insufficient to cover the costs incurred for these contract elements; therefore, the Company recorded a receivable in Other Current Receivables in the Consolidated Balance Sheets. Related cash flows are presented as Customer Funds Administered within financing activities in the Consolidated Statements of Cash Flows.

Pharmacy benefit costs and administrative costs under the contract are expensed as incurred and are recognized in Medical Costs and Operating Costs, respectively, in the Consolidated Statements of Operations.

The final 2010 risk-share amount is expected to be settled during the second half of 2011, and is subject to the reconciliation process with CMS.

The Consolidated Balance Sheets include the following amounts associated with the Medicare Part D program:

	December 31, 2010		December 31, 2009
(in millions)	CMS Subsidies (a)	Risk-Share	CMS Subsidies (a)	Risk-Share
Other current receivables	$0	$0	$271	$0
Other policy liabilities	475	265	0	268

(a)	Includes the Catastrophic Reinsurance Subsidy and the Low-Income Member Cost Sharing Subsidy.

As of January 1, 2011, certain changes were made to the Medicare Part D coverage by CMS, including:

•	The initial coverage limit increased to $2,840 from $2,830 in 2010.

•	The catastrophic coverage begins at $6,448 as compared to $6,440 in 2010.

•	The annual out-of-pocket maximum remained at $4,550 for 2011.

Property, Equipment and Capitalized Software

Property, Equipment and Capitalized Software

Property, equipment and capitalized software are stated at cost, net of accumulated depreciation and amortization. Capitalized software consists of certain costs incurred in the development of internal-use software, including external direct costs of materials and services and payroll costs of employees devoted to specific software development. The Company reviews property, equipment and capitalized software for events or changes in circumstances that would indicate that it might not recover their carrying value. If the Company determines that an asset may not be recoverable, an impairment charge is recorded.

The Company calculates depreciation and amortization using the straight-line method over the estimated useful lives of the assets. The useful lives for property, equipment and capitalized software are:

Furniture, fixtures and equipment	3 to 7 years
Buildings	35 to 40 years
Leasehold improvements	7 years or length of lease term, whichever is shorter
Capitalized software	3 to 5 years

Goodwill

Goodwill

Goodwill represents the amount of the purchase price in excess of the fair values assigned to the underlying identifiable net assets of acquired businesses. Goodwill is not amortized, but is subject to an annual impairment test. Tests are performed more frequently if events occur or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying amount. To determine whether goodwill is impaired, the Company performs a two-step impairment test. In the first step of the test, the fair values of the reporting units are compared to their aggregate carrying values, including goodwill. If the fair value of the reporting unit is greater than its carrying amount, goodwill is not impaired and no further testing is required. If the fair value of the reporting unit is less than its carrying amount, the Company would proceed to step two of the test. In step two of the test, the implied fair value of the goodwill of the reporting unit is determined by a hypothetical allocation of the fair value calculated in step one to all of the assets and liabilities of that reporting unit (including any recognized and unrecognized intangible assets) as if the reporting unit had been acquired in a business combination and the fair value was reflective of the price paid to acquire the reporting unit. The implied fair value of goodwill is the excess, if any, of the calculated fair value after hypothetical allocation to the reporting unit's assets and liabilities. If the implied fair value of the goodwill is greater than the carrying amount of the goodwill at the analysis date, goodwill is not impaired and the analysis is complete. If the implied fair value of the goodwill is less than the carrying value of goodwill at the analysis date, goodwill is deemed impaired by the amount of that variance.

The Company calculates the estimated fair value of our reporting units using discounted cash flows. To determine fair values the Company must make assumptions about a wide variety of internal and external factors. Significant assumptions used in the impairment analysis include financial projections of free cash flow (includes significant assumptions about operations, capital requirements and income taxes), long-term growth rates for determining terminal value, and discount rates. Where available and appropriate, comparative market multiples are used to corroborate the results of our discounted cash flow test.

The Company completed its annual assessment of goodwill as of January 1, 2011 and determined that other than the  $172 million impairment related to the Ingenix business discussed in Note 6 of Notes to Consolidated Financial Statements, no impairment existed as of December 31, 2010. Although the Company believes that the financial projections used are reasonable and appropriate for all of its reporting units, there is uncertainty inherent in those projections. That uncertainty is increased by potential health care reforms, as any passed legislation may significantly change the forecasts and long-term growth rate assumptions for some or all of its reporting units.

Intangible assets

Intangible assets

Finite lived intangible assets are acquired in a business combination and are assets that represent future expected benefits but lack physical substance (e.g., membership lists, customer contracts, and trademarks). The Company does not have material holdings of indefinite lived intangible assets. Intangible assets are amortized over their expected useful lives and are subject to impairment tests when events or circumstances indicate that a finite lived intangible asset's (or asset group's) carrying value may exceed its estimated fair value. If the carrying value exceeds its estimated fair value, an impairment would be recorded.

The Company calculates the estimated fair value of finite lived intangible assets using undiscounted cash flows that are expected to result from the use of the intangible asset or group of assets. The Company considers many factors, including estimated future utility to estimate cash flows. There were no material impairments of finite lived intangible assets during the year ended December 31, 2010.

Other Policy Liabilities

Other Policy Liabilities

Other policy liabilities include the RSF associated with the AARP program (see Note 12 of Notes to the Consolidated Financial Statements), health savings account deposits, deposits under the Medicare Part D program (see "Medicare Part D Pharmacy Benefits Contract" above), and the current portion of future policy benefits. Customer balances represent excess customer payments and deposit accounts under experience-rated contracts. At the customer's option, these balances may be refunded or used to pay future premiums or claims under eligible contracts.

Income Taxes

Income Taxes

Deferred income tax assets and liabilities are recognized for the differences between the financial and income tax reporting bases of assets and liabilities based on enacted tax rates and laws. The deferred income tax provision or benefit generally reflects the net change in deferred income tax assets and liabilities during the year, excluding any deferred income tax assets and liabilities of acquired businesses. The current income tax provision reflects the tax consequences of revenues and expenses currently taxable or deductible on various income tax returns for the year reported.

Future Policy Benefits and Reinsurance Receivables

Future Policy Benefits and Reinsurance Receivables

Future policy benefits represent account balances that accrue to the benefit of the policyholders, excluding surrender charges, for universal life and investment annuity products and for long-duration health policies sold to individuals for which some of the premium received in the earlier years is intended to pay benefits to be incurred in future years. As a result of the 2005 sale of the life and annuity business within the Company's Golden Rule Financial Corporation (Golden Rule) subsidiary under an indemnity reinsurance arrangement, the Company has maintained a liability associated with the reinsured contracts, as it remains primarily liable to the policyholders, and has recorded a corresponding reinsurance receivable due from the purchaser. As of December 31, 2010, the Company had an aggregate  $2.0 billion reinsurance receivable, of which  $126 million was recorded in Other Current Receivables and  $1.9 billion was recorded in Other Assets in the Consolidated Balance Sheets. As of December 31, 2009, the Company had an aggregate  $2.0 billion reinsurance receivable, of which  $139 million was recorded in Other Current Receivables and  $1.9 billion was recorded in Other Assets in the Consolidated Balance Sheets. The Company evaluates the financial condition of the reinsurer and only records the reinsurance receivable to the extent of probable recovery. Currently, the reinsurer is rated by A.M. Best as "A." As of December 31, 2010, there were no other significant concentrations of credit risk

Policy Acquisition Costs

Policy Acquisition Costs

The Company's short duration health insurance contracts typically have a one-year term and may be cancelled by the customer with at least 30 days notice. Costs related to the acquisition and renewal of short duration customer contracts are charged to expense as incurred.

Share-Based Compensation

Share-Based Compensation

Share-based compensation expense is measured at the grant date fair values of the awards and is recognized as expense over the period in which the share-based compensation vests.

Net Earnings Per Common Share

Net Earnings Per Common Share

The Company computes basic net earnings per common share by dividing net earnings by the weighted-average number of common shares outstanding during the period. The Company determines diluted net earnings per common share using the weighted-average number of common shares outstanding during the period, adjusted for potentially dilutive shares associated with stock options, restricted stock and restricted stock units (collectively, restricted shares), using the treasury stock method. The treasury stock method assumes exercise of stock options and vesting of restricted shares, with the assumed proceeds used to purchase common stock at the average market price for the period. The difference between the number of shares assumed issued and number of shares assumed purchased represents the dilutive shares.

Recent Accounting Standards

Recent Accounting Standards

Recently Adopted Accounting Standards. In January 2010, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2010-06, "Improving Disclosures about Fair Value Measurements" (ASU 2010-06). This update amends the fair value guidance of the FASB Accounting Standards Codification (ASC) to require additional disclosures regarding (i) transfers in and out of Level 1 and Level 2 fair value measurements and (ii) activity in Level 3 fair value measurements. ASU 2010-06 also clarifies existing disclosure requirements regarding (i) the level of asset and liability disaggregation and (ii) fair value measurement inputs and valuation techniques. The new disclosures and clarifications of existing disclosures were effective for the Company's fiscal year 2010, except for the disclosures about purchases, sales, issuances and settlements in the roll forward of activity in Level 3 fair value measurements, which will be effective for the Company's fiscal year 2011. The Company's fair value disclosures, including the new disclosures effective in 2010, have been included in Note 4 of Notes to the Consolidated Financial Statements.

The Company has determined that there have been no recently issued accounting standards that will have a material impact on its Consolidated Financial Statements, or materially apply to its operations.

Fair Value (Policy)	12 Months Ended
Dec. 31, 2010
Fair Value
Fair Value

Fair values of available-for-sale debt and equity securities are based on quoted market prices, where available. The Company obtains one price for each security primarily from a third-party pricing service (pricing service), which generally uses quoted or other observable inputs for the determination of fair value. The pricing service normally derives the security prices through recently reported trades for identical or similar securities, making adjustments through the reporting date based upon available observable market information. For securities not actively traded, the pricing service may use quoted market prices of comparable instruments or discounted cash flow analyses, incorporating inputs that are currently observable in the markets for similar securities. Inputs that are often used in the valuation methodologies include, but are not limited to, non-binding broker quotes, benchmark yields, credit spreads, default rates and prepayment speeds. As the Company is responsible for the determination of fair value, it performs quarterly analyses on the prices received from the pricing service to determine whether the prices are reasonable estimates of fair value. Specifically, the Company compares the prices received from the pricing service to prices reported by its custodian, its investment consultant and third-party investment advisors. Additionally, the Company compares changes in the reported market values and returns to relevant market indices to test the reasonableness of the reported prices. Based on the Company's internal price verification procedures and review of fair value methodology documentation provided by independent pricing services, the Company has not historically adjusted the prices obtained from the pricing service.

In instances in which the inputs used to measure fair value fall into different levels of the fair value hierarchy, the fair value measurement has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company's assessment of the significance of a particular item to the fair value measurement in its entirety requires judgment, including the consideration of inputs specific to the asset or liability.

The fair value hierarchy is as follows:

Level 1—Quoted (unadjusted) prices for identical assets/liabilities in active markets.

Level 2—Other observable inputs, either directly or indirectly, including:

•	Quoted prices for similar assets/liabilities in active markets;

•	Quoted prices for identical or similar assets in non-active markets (e.g., few transactions, limited information, non-current prices, high variability over time);

•	Inputs other than quoted prices that are observable for the asset/liability (e.g., interest rates, yield curves, volatilities, default rates); and

•	Inputs that are derived principally from or corroborated by other observable market data.

Level 3—Unobservable inputs that cannot be corroborated by observable market data.

Commercial Paper and Long-Term Debt (Policy)	12 Months Ended
Dec. 31, 2010
Commercial Paper and Long-Term Debt
Interest rate swap contracts

Interest Rate Swap Contracts

During 2010, the Company entered into interest rate swap contracts to convert a portion of its interest rate exposure from fixed rates to floating rates to more closely align interest expense with interest income received on its cash equivalent and investment balances. The floating rates are benchmarked to LIBOR. The swaps are designated as fair value hedges on fixed-rate debt issues maturing between March 2011 through March 2016 and June 2017 through October 2020. Since the specific terms and notional amounts of the swaps match those of the debt being hedged, they were assumed to be highly effective hedges and all changes in fair value of the swaps were recorded on the Consolidated Balance Sheets with no net impact recorded in the Consolidated Statements of Operations.

AARP (Policy)	12 Months Ended
Dec. 31, 2010
AARP
AARP

12. AARP

The Company provides health insurance products and services to members of AARP under a Supplemental Health Insurance Program (the Program), and separate Medicare Advantage and Medicare Part D arrangements. The products and services under the Program include supplemental Medicare benefits (AARP Medicare Supplement Insurance), hospital indemnity insurance, including insurance for individuals between 50 to 64 years of age, and other related products.

In October 2007, the Company entered into four agreements with AARP, effective January 1, 2008, that amended its existing AARP arrangements. These agreements extended the Company's arrangements with AARP on the Program to December 31, 2017, extended the Company's arrangement with AARP on the Medicare Part D business to December 31, 2014, and gave the Company an exclusive right to use the AARP brand on the Company's Medicare Advantage offerings until December 31, 2014, subject to certain limited exclusions.

Under the Program, the Company is compensated for transaction processing and other services, as well as for assuming underwriting risk. The Company is also engaged in product development activities to complement the insurance offerings. Premium revenues from the Company's portion of the Program for 2010, 2009 and 2008 were  $6.3 billion,  $6.0 billion and  $5.7 billion, respectively.

The Company's agreement with AARP on the Program provides for the maintenance of the RSF that is held by the Company on behalf of policyholders. Underwriting gains or losses related to the AARP Medicare Supplement Insurance business are directly recorded as an increase or decrease to the RSF and accrue to the overall benefit of the AARP policyholders, unless cumulative net losses were to exceed the balance in the RSF. The primary components of the underwriting results are premium revenue, medical costs, investment income, administrative expenses, member service expenses, marketing expenses and premium taxes. To the extent underwriting losses exceed the balance in the RSF, losses would be borne by the Company. Deficits may be recovered by underwriting gains in future periods of the contract. To date, the Company has not been required to fund any underwriting deficits. The RSF balance is reported in Other Policy Liabilities in the Consolidated Balance Sheets and changes in the RSF are reported in Medical Costs in the Consolidated Statement of Operations. The Company believes the RSF balance as of December 31, 2010 is sufficient to cover potential future underwriting and other risks and liabilities associated with the contract.

The effects of changes in balance sheet amounts associated with the Program also accrue to the overall benefit of the AARP policyholders through the RSF balance. Accordingly, the Company excludes the effect of such changes in its Consolidated Statements of Cash Flows.

Under the Company's agreement with AARP, the Company separately manages the assets that support the Program. These assets are held at fair value in the Consolidated Balance Sheets as Assets Under Management. These assets are invested at the Company's discretion, within investment guidelines approved by the Program and are used to pay costs associated with the Program. The Company does not guarantee any rates of investment return on these investments and upon any transfer of the Program to another entity, the Company would transfer cash in an amount equal to the fair value of these investments at the date of transfer. Interest earnings and realized investment gains and losses on these assets accrue to the overall benefit of the AARP policyholders through the RSF and, thus, are not included in the Company's earnings. Interest income and realized gains and losses related to assets under management are recorded as an increase to the AARP RSF and were  $107 million,  $99 million and  $82 million in 2010, 2009 and 2008, respectively.

The Company elected to measure the entirety of the AARP Assets Under Management at fair value, pursuant to the fair value option.

Basis of Presentation, Use of Estimates and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2010
Basis of Presentation, Use of Estimates and Significant Accounting Policies
Consolidated Balance Sheets amounts of Medicare Part D program

	December 31, 2010		December 31, 2009
(in millions)	CMS Subsidies (a)	Risk-Share	CMS Subsidies (a)	Risk-Share
Other current receivables	$0	$0	$271	$0
Other policy liabilities	475	265	0	268

(a)	Includes the Catastrophic Reinsurance Subsidy and the Low-Income Member Cost Sharing Subsidy.

Useful lives for property, equipment and capitalized software

Furniture, fixtures and equipment	3 to 7 years
Buildings	35 to 40 years
Leasehold improvements	7 years or length of lease term, whichever is shorter
Capitalized software	3 to 5 years

Investments (Tables)	12 Months Ended
Dec. 31, 2010
Investments
Short-term and long-term investments

(in millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2010
Debt securities—available-for-sale:
U.S. government and agency obligations	$2,214	$28	$(8)	$2,234
State and municipal obligations	6,007	183	(42)	6,148
Corporate obligations	5,111	210	(11)	5,310
U.S. agency mortgage-backed securities	1,851	58	(6)	1,903
Non-U.S. agency mortgage-backed securities	439	26	0	465

Total debt securities—available-for-sale	15,622	505	(67)	16,060

Equity securities—available-for-sale	508	22	(14)	516
Debt securities—held-to-maturity:
U.S. government and agency obligations	167	5	0	172
State and municipal obligations	15	0	0	15
Corporate obligations	21	0	0	21

Total debt securities—held-to-maturity	203	5	0	208

Total investments	$16,333	$532	$(81)	$16,784

December 31, 2009
Debt securities—available-for-sale:
U.S. government and agency obligations	$1,566	$12	$(11)	$1,567
State and municipal obligations	6,080	248	(11)	6,317
Corporate obligations	3,278	149	(6)	3,421
U.S. agency mortgage-backed securities	1,870	64	(3)	1,931
Non-U.S. agency mortgage-backed securities	535	8	(5)	538

Total debt securities—available-for-sale	13,329	481	(36)	13,774

Equity securities—available-for-sale	579	12	(14)	577
Debt securities—held-to-maturity:
U.S. government and agency obligations	158	4	0	162
State and municipal obligations	17	0	0	17
Corporate obligations	24	0	0	24

Total debt securities—held-to-maturity	199	4	0	203

Total investments	$14,107	$497	$(50)	$14,554

Fair value of the company's mortgage-backed securities by credit rating and non-U.S. agency mortgage-backed securities by origination

(in millions)	AAA	AA	A	Non-Investment Grade	Total Fair Value
2010	$8	$0	$0	$0	$8
2007	73	0	0	3	76
2006	123	0	0	14	137
2005	140	0	0	3	143
Pre-2005	98	1	1	1	101
U.S. agency mortgage-backed securities	1,903	0	0	0	1,903

Total	$2,345	$1	$1	$21	$2,368

Amortized cost and fair value of available-for-sale debt securities by contractual maturity

(in millions)	Amortized Cost	Fair Value
Due in one year or less	$2,251	$2,260
Due after one year through five years	5,195	5,401
Due after five years through ten years	3,860	3,984
Due after ten years	2,026	2,047
U.S. agency mortgage-backed securities	1,851	1,903
Non-U.S. agency mortgage-backed securities	439	465

Total debt securities—available-for-sale	$15,622	$16,060

Amortized cost and fair value of held-to-maturity debt securities by contractual maturity

(in millions)	Amortized Cost	Fair Value
Due in one year or less	$66	$66
Due after one year through five years	105	108
Due after five years through ten years	22	23
Due after ten years	10	11

Total debt securities—held-to-maturity	$203	$208

Fair value of available-for-sale investments with gross unrealized losses by investment type and length of time that individual securities have been in a continuous unrealized loss position

	Less than 12 Months		12 months or Greater		Total
(in millions)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
December 31, 2010
Debt securities—available-for-sale:
U.S. government and agency obligations	$548	$(8)	$0	$0	$548	$(8)
State and municipal obligations	1,383	(40)	18	(2)	1,401	(42)
Corporate obligations	949	(11)	14	0	963	(11)
U.S. agency mortgage-backed securities	355	(6)	0	0	355	(6)

Total debt securities—available-for-sale	$3,235	$(65)	$32	$(2)	$3,267	$(67)

Equity securities—available-for-sale	$206	$(14)	$11	$0	$217	$(14)

December 31, 2009
Debt securities—available-for-sale:
U.S. government and agency obligations	$437	$(11)	$4	$0	$441	$(11)
State and municipal obligations	392	(6)	100	(5)	492	(11)
Corporate obligations	304	(3)	69	(3)	373	(6)
U.S. agency mortgage-backed securities	355	(3)	2	0	357	(3)
Non-U.S. agency mortgage-backed securities	134	(1)	86	(4)	220	(5)

Total debt securities—available-for-sale	$1,622	$(24)	$261	$(12)	$1,883	$(36)

Equity securities—available-for-sale	$169	$(13)	$1	$(1)	$170	$(14)

Mortgage-backed securities in an unrealized loss position by credit rating distribution

	December 31, 2010		December 31, 2009
(in millions)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
AAA	$355	$(6)	$543	$(6)
AA	0	0	31	(2)
A	0	0	0	0
BBB	0	0	1	0
Non-investment grade	0	0	2	0

Total	$355	$(6)	$577	$(8)

Net realized gains (losses), before taxes

	Year Ended December 31,
(in millions)	2010	2009	2008
Total OTTI	$(23)	$(64)	$(121)
Portion of loss recognized in other comprehensive income	0	0	n/a

Net OTTI recognized in earnings	(23)	(64)	(121)
Gross realized losses from sales	(6)	(41)	(50)
Gross realized gains from sales	100	116	165

Net realized gains (losses)	$71	$11	$(6)

Fair Value (Tables)	12 Months Ended
Dec. 31, 2010
Fair Value
Financial assets and liabilities, excluding AARP, measured at fair value on a recurring basis

(in millions)	Quoted Prices in Active Markets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total Fair Value
December 31, 2010
Cash and cash equivalents	$8,069	$1,054	$0	$9,123
Debt securities—available-for-sale:
U.S. government and agency obligations	1,515	719	0	2,234
State and municipal obligations	0	6,148	0	6,148
Corporate obligations	31	5,146	133	5,310
U.S. agency mortgage-backed securities	0	1,903	0	1,903
Non-U.S. agency mortgage-backed securities	0	457	8	465

Total debt securities—available-for-sale	1,546	14,373	141	16,060
Equity securities—available-for-sale	306	2	208	516

Total cash, cash equivalents and investments at fair value	9,921	15,429	349	25,699

Interest rate swap assets	0	46	0	46

Total assets at fair value	$9,921	$15,475	$349	$25,745

Percentage of total assets at fair value	39%	60%	1%	100%

Interest rate swap liabilities	$0	$104	$0	$104

December 31, 2009
Cash and cash equivalents	$9,135	$665	$0	$9,800
Debt securities—available-for-sale:
U.S. government and agency obligations	1,024	543	0	1,567
State and municipal obligations	0	6,317	0	6,317
Corporate obligations	18	3,293	110	3,421
U.S. agency mortgage-backed securities	0	1,931	0	1,931
Non-U.S. agency mortgage-backed securities	0	528	10	538

Total debt securities—available-for-sale	1,042	12,612	120	13,774
Equity securities—available-for-sale	262	3	312	577

Total cash, cash equivalents and investments at fair value	$10,439	$13,280	$432	$24,151

Percentage of total cash, cash equivalents and investments at fair value	43%	55%	2%	100%

Reconciliation of assets measured at fair value on a recurring basis using Level 3 inputs

	December 31, 2010			December 31, 2009			December 31, 2008
(in millions)	Debt Securities	Equity Securities	Total	Debt Securities	Equity Securities	Total	Debt Securities	Equity Securities	Total
Balance at beginning of period	$120	$312	$432	$62	$304	$366	$0	$133	$133
Purchases (sales), net	19	(122)	(103)	64	22	86	14	202	216
Net unrealized gains in accumulated other comprehensive income	0	9	9	0	7	7	0	2	2
Net realized gains (losses) in investment and other income	2	9	11	(6)	(21)	(27)	0	(54)	(54)
Transfers into Level 3	0	0	0	0	0	0	48	21	69

Balance at end of period	$141	$208	$349	$120	$312	$432	$62	$304	$366

Summary of fair value and carrying value for certain financial instruments for which it is practicable to estimate fair value

	December 31, 2010		December 31, 2009
(in millions)	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets
Debt securities—available-for-sale	$16,060	$16,060	$13,774	$13,774
Equity securities—available-for-sale	516	516	577	577
Debt securities—held-to-maturity	203	208	199	203
AARP Program-related investments	2,435	2,435	2,114	2,114
Interest rate swap assets	46	46	0	0

Liabilities
Senior unsecured notes	10,212	10,903	11,173	11,043
Interest rate swap liabilities	104	104	0	0

Property, Equipment and Capitalized Software (Tables)	12 Months Ended
Dec. 31, 2010
Property, Equipment and Capitalized Software
Summary of property, equipment and capitalized software

(in millions)	December 31, 2010	December 31, 2009
Land	$38	$32
Buildings and improvements	764	662
Computer equipment	1,418	1,504
Furniture and fixtures	224	235
Less accumulated depreciation	(1,417)	(1,487)

Property and equipment, net	1,027	946

Capitalized software	2,535	2,445
Less accumulated amortization	(1,362)	(1,251)

Capitalized software, net	1,173	1,194

Total property, equipment and capitalized software, net	$2,200	$2,140

Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2010
Goodwill and Other Intangible Assets
Changes in the carrying amount of goodwill, by reporting segment

(in millions)	UnitedHealthcare	OptumHealth	OptumInsight	OptumRx	Consolidated
Balance at January 1, 2009	$17,629	$567	$1,052	$840	$20,088
Acquisitions	161	40	415	0	616
Subsequent payments and adjustments, net	61	(34)	(4)	0	23

Balance at December 31, 2009	17,851	573	1,463	840	20,727
Acquisitions	0	187	2,022	0	2,209
Impairment	0	0	(172)	0	(172)
Subsequent payments and adjustments, net	(14)	0	(5)	0	(19)

Balance at December 31, 2010	$17,837	$760	$3,308	$840	$22,745

Gross carrying value, accumulated amortization and net carrying value of other intangible assets

	December 31, 2010			December 31, 2009
(in millions)	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Customer contracts and membership lists	$3,623	$(1,038)	$2,585	$2,864	$(796)	$2,068
Patents, trademarks and technology	505	(246)	259	437	(187)	250
Other	132	(66)	66	118	(55)	63

Total	$4,260	$(1,350)	$2,910	$3,419	$(1,038)	$2,381

Finite-lived intangible assets acquired in business combinations

	2010		2009
(in millions, except years)	Fair Value	Weighted- Average Useful Life	Fair Value	Weighted- Average Useful Life
Customer contracts and membership lists	$786	14 years	$239	12 years
Patents, trademarks, and technology	94	8 years	41	9 years
Other	14	9 years	1	2 years

Total acquired finite-lived intangible assets	$894	13 years	$281	12 years

Amortization expense relating to intangible assets

(in millions)	Estimated Amortization Expense
2011	$316
2012	312
2013	304
2014	294
2015	280

Medical Costs and Medical Costs Payable (Tables)	12 Months Ended
Dec. 31, 2010
Medical Costs and Medical Costs Payable
Components of the change in medical costs payable

(in millions)	2010	2009	2008
Medical costs payable, beginning of period	$9,362	$8,664	$8,331
Acquisitions	0	252	331
Reported medical costs:
Current year	69,641	65,599	60,589
Prior years	(800)	(310)	(230)

Total reported medical costs	68,841	65,289	60,359

Claim payments:
Payments for current year	(60,949)	(57,109)	(52,872)
Payments for prior year	(8,034)	(7,734)	(7,485)

Total claim payments	(68,983)	(64,843)	(60,357)

Medical costs payable, end of period	$9,220	$9,362	$8,664

Commercial Paper and Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2010
Commercial Paper and Long-Term Debt
Commercial paper and long-term debt

	December 31, 2010			December 31, 2009
(in millions)	Par Value	Carrying Value	Fair Value	Par Value	Carrying Value	Fair Value
Commercial paper	$930	$930	$930	$0	$0	$0
Senior unsecured floating-rate notes due June 2010	0	0	0	500	500	499
5.1% senior unsecured notes due November 2010	0	0	0	250	257	259
Senior unsecured floating-rate notes due February 2011	250	250	250	250	250	251
5.3% senior unsecured notes due March 2011	705	712	711	750	781	777
5.5% senior unsecured notes due November 2012	352	372	377	450	480	481
4.9% senior unsecured notes due February 2013	534	541	568	550	549	575
4.9% senior unsecured notes due April 2013	409	425	437	450	464	472
4.8% senior unsecured notes due February 2014	172	186	184	250	268	256
5.0% senior unsecured notes due August 2014	389	425	423	500	540	518
4.9% senior unsecured notes due March 2015	416	456	444	500	544	513
5.4% senior unsecured notes due March 2016	601	666	661	750	847	772
5.4% senior unsecured notes due November 2016	95	95	105	95	95	98
6.0% senior unsecured notes due June 2017	441	484	491	500	587	523
6.0% senior unsecured notes due November 2017	156	167	174	250	285	258
6.0% senior unsecured notes due February 2018	1,100	1,065	1,249	1,100	1,099	1,136
3.9% senior unsecured notes due October 2020	450	413	429	0	0	0
Zero coupon senior unsecured notes due November 2022	1,095	588	677	1,095	558	611
5.8% senior unsecured notes due March 2036	850	844	862	850	844	762
6.5% senior unsecured notes due June 2037	500	495	552	500	495	493
6.6% senior unsecured notes due November 2037	650	645	729	650	645	651
6.9% senior unsecured notes due February 2038	1,100	1,085	1,281	1,100	1,085	1,138
5.7% senior unsecured notes due October 2040	300	298	299	0	0	0

Total commercial paper and long-term debt	$11,495	$11,142	$11,833	$11,340	$11,173	$11,043

Maturities of long-term debt

(in millions)	Maturities of Long-Term Debt
2011	$1,892
2012	372
2013	966
2014	611
2015	456
Thereafter	6,257
$1,095 million par, zero coupon senior unsecured notes due November 2022 (a)	588

(a)	These notes have been included in current maturities of long-term debt in the Consolidated Balance Sheets as of December 31, 2010 and 2009 due to a current note holder option to "put" the note to the Company which began on November 15, 2010, and recurs each November 15 thereafter until 2022 (except 2014), at accreted value.

Summary of location and fair value of fair value hedges

Notional Amount	Balance Sheet Location	Fair Value
(in millions)		(in millions)
$ 5,725	Other assets	$46
	Other liabilities	104

Summary of effect of changes in fair value of fair value hedges

(in millions)	Year Ended December 31, 2010
Hedge loss recognized in interest expense	$(58)
Hedged item gain recognized in interest expense	58

Net impact on the Company's Consolidated Statement of Operations	$0

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2010
Income Taxes
Components of the provision for income taxes

(in millions)	2010	2009	2008
Current Provision:
Federal	$2,524	$1,924	$1,564
State and local	180	78	145

Total current provision	2,704	2,002	1,709
Deferred provision	45	(16)	(62)

Total provision for income taxes	$2,749	$1,986	$1,647

Reconciliation of the tax provision at the U.S. Federal Statutory Rate

(in millions, except percentages)	2010		2009		2008
Tax provision at the U.S. federal statutory rate	$2,584	35.0%	$2,033	35.0%	$1,618	35.0%
State income taxes, net of federal benefit	129	1.7	66	1.1	106	2.2
Settlement of state exams, net of federal benefit	(3)	0	(40)	(0.7)	(12)	(0.2)
Tax-exempt investment income	(65)	(0.9)	(70)	(1.2)	(69)	(1.5)
Non-deductible compensation	64	0.9	0	0	0	0
Other, net	40	0.5	(3)	0	4	0.1

Provision for income taxes	$2,749	37.2%	$1,986	34.2%	$1,647	35.6%

Components of deferred income tax assets and liabilities

(in millions)	2010	2009
Deferred income tax assets:
Share-based compensation	$385	$419
Net operating loss carryforwards	285	206
Accrued expenses and allowances	233	201
Long term liabilities	147	164
Medical costs payable and other policy liabilities	102	218
Unearned revenues	78	58
Unrecognized tax benefits	62	55
Other	215	190

Subtotal	1,507	1,511
Less: valuation allowances	(247)	(198)

Total deferred income tax assets	$1,260	$1,313

Deferred income tax liabilities:
Intangible assets	$(1,104)	$(890)
Capitalized software development	(450)	(449)
Net unrealized gains on investments	(161)	(163)
Depreciation and amortization	(140)	(80)
Prepaid expenses	(92)	(90)

Total deferred income tax liabilities	(1,947)	(1,672)

Net deferred income tax liabilities	$(687)	$(359)

Reconciliation of the beginning and ending amount of unrecognized tax benefits

(in millions)	2010	2009
Gross unrecognized tax benefits, beginning of period	$220	$340
Gross increases:
Current year tax positions	13	10
Prior year tax positions	30	11
Gross decreases:
Prior year tax positions	0	(62)
Settlements	0	(61)
Statute of limitations lapses	(43)	(18)

Gross unrecognized tax benefits, end of period	$220	$220

Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2010
Shareholders' Equity
Schedule of Company's dividend payments

Year	Aggregate Amount per Share	Total Amount Paid
		(in millions)
2008	$0.030	$37
2009	0.030	36
2010	0.405	449

Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2010
Share-Based Compensation
Stock option and SAR activity

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life	Aggregate Intrinsic Value
	(in millions)		(in years)	(in millions)
Outstanding at beginning of period	124	$39
Granted	10	33
Exercised	(12)	19
Forfeited	(10)	39

Outstanding at end of period	112	$40	5.3	$395

Exercisable at end of period	82	$42	4.4	$283
Vested and expected to vest end of period	110	$40	5.3	$388

Share-based compensation principal fair value assumptions

	2010	2009	2008
Risk free interest rate	1.0% - 2.1%	1.7% - 2.4%	2.2% -3.4%
Expected volatility	45.4% - 46.2%	41.3% - 46.8%	29.5%
Expected dividend yield	0.1% - 1.7%	0.1%	0.1%
Forfeiture rate	5.0%	5.0%	5.0%
Expected life in years	4.6- 5.1	4.4- 5.1	4.3

Restricted share activity

(shares in millions)	Shares	Weighted- Average Grant Date Fair Value
Nonvested at beginning of period	11	$32
Granted	6	32
Vested	(3)	33
Forfeited	(1)	32

Nonvested at end of period	13	$31

AARP (Tables)	12 Months Ended
Dec. 31, 2010
AARP
AARP Program-related assets and liabilities

(in millions)	December 31, 2010	December 31, 2009
Accounts receivable	$526	$509
Assets under management	2,550	2,383
Medical costs payable	1,150	1,182
Accounts payable and accrued liabilities	48	40
Other policy liabilities	1,286	1,145
Future policy benefits	533	482
Other liabilities	59	43

AARP Program financial assets and liabilities measured at fair value on a recurring basis

(in millions)	Quoted Prices in Active Markets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total Fair Value

December 31, 2010
Cash and cash equivalents	$115	$0	$0	$115
Debt securities:
U.S. government and agency obligations	515	244	0	759
State and municipal obligations	0	15	0	15
Corporate obligations	0	1,129	0	1,129
U.S. agency mortgage-backed securities	0	393	0	393
Non-U.S. agency mortgage-backed securities	0	137	0	137

Total debt securities	515	1,918	0	2,433

Equity securities—available-for-sale	0	2	0	2

Total cash, cash equivalents and investments at fair value	$630	$1,920	$0	$2,550

Other liabilities	$0	$0	$59	$59

Total liabilities at fair value	$0	$0	$59	$59

December 31, 2009
Cash and cash equivalents	$269	$0	$0	$269
Debt securities:
U.S. government and agency obligations	358	298	0	656
State and municipal obligations	0	9	0	9
Corporate obligations	0	955	0	955
U.S. agency mortgage-backed securities	0	343	0	343
Non-U.S. agency mortgage-backed securities	0	149	0	149

Total debt securities	358	1,754	0	2,112

Equity securities—available-for-sale	0	2	0	2

Total cash, cash equivalents and investments at fair value	$627	$1,756	$0	$2,383

Other liabilities	$0	$0	$43	$43

Total liabilities at fair value	$0	$0	$43	$43

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2010
Commitments and Contingencies
Future minimum annual lease payments, net of sublease income

(in millions)	Future Minimum Lease Payments
2011	$259
2012	240
2013	191
2014	156
2015	129
Thereafter	579

Segment Financial Information (Tables)	12 Months Ended
Dec. 31, 2010
Segment Financial Information
Segment financial information

(in millions)	UnitedHealthcare	OptumHealth	OptumInsight	OptumRx	Corporate and Intersegment Eliminations	Consolidated
2010
Revenues—external customers:
Premiums	$84,158	$1,247	$0	$0	$0	$85,405
Services	4,021	331	1,403	64	0	5,819
Products	0	19	93	2,210	0	2,322

Total revenues—external customers	88,179	1,597	1,496	2,274	0	93,546

Total revenues—intersegment	0	2,912	845	14,449	(18,206)	0
Investment and other income	551	56	1	1	0	609

Total revenues	$88,730	$4,565	$2,342	$16,724	$(18,206)	$94,155

Earnings from operations	$6,740	$511	$84	$529	$0	$7,864
Interest expense	0	0	0	0	(481)	(481)

Earnings before income taxes	$6,740	$511	$84	$529	$(481)	$7,383

Total assets	$50,913	$3,897	$5,435	$3,087	$(269)	$63,063
Purchases of property, equipment and capitalized software	$525	$117	$156	$80	$0	$878
Depreciation and amortization	$725	$100	$159	$80	$0	$1,064
Goodwill impairment	$0	$0	$172	$0	$0	$172

2009
Revenues—external customers:
Premiums	$78,251	$1,064	$0	$0	$0	$79,315
Services	3,941	274	1,042	49	0	5,306
Products	0	16	90	1,819	0	1,925

Total revenues—external customers	82,192	1,354	1,132	1,868	0	86,546

Total revenues—intersegment	0	2,805	691	12,532	(16,028)	0
Investment and other income	538	53	0	1	0	592

Total revenues	$82,730	$4,212	$1,823	$14,401	$(16,028)	$87,138

Earnings from operations	$4,833	$599	$246	$681	$0	$6,359
Interest expense	0	0	0	0	(551)	(551)

Earnings before income taxes	$4,833	$599	$246	$681	$(551)	$5,808

Total assets	$49,920	$3,190	$2,775	$3,092	$68	$59,045
Purchases of property, equipment and capitalized software	$482	$71	$129	$57	$0	$739
Depreciation and amortization	$679	$105	$128	$79	$0	$991

2008
Revenues—external customers:
Premiums	$72,656	$952	$0	$0	$0	$73,608
Services	3,877	305	925	45	0	5,152
Products	0	13	95	1,547	0	1,655

Total Revenues—external customers	76,533	1,270	1,020	1,592	0	80,415

Total Revenues—intersegment	0	2,522	532	10,936	(13,990)	0
Investment and other income	703	58	3	7	0	771

Total revenues	$77,236	$3,850	$1,555	$12,535	$(13,990)	$81,186

Earnings from operations	$5,178	$608	$232	$360	$(1,115)	$5,263
Interest expense	0	0	0	0	(639)	(639)

Earnings before income taxes	$5,178	$608	$232	$360	$(1,754)	$4,624

Total Assets	$47,271	$2,973	$1,922	$2,827	$822	$55,815
Purchases of property, equipment and capitalized software	$538	$87	$112	$54	$0	$791
Depreciation and amortization	$707	$105	$105	$64	$0	$981

Quarterly Financial Data (Tables)	12 Months Ended
Dec. 31, 2010
Quarterly Financial Data
Quarterly financial information

	For the Quarter Ended
(in millions, except per share data)	March 31	June 30	September 30	December 31
2010
Revenues	$23,193	$23,264	$23,668	$24,030
Operating costs	21,177	21,363	21,523	22,228
Earnings from operations	2,016	1,901	2,145	1,802
Net earnings	1,191	1,123	1,277	1,043
Basic net earnings per common share	1.04	1.00	1.15	0.95
Diluted net earnings per common share	1.03	0.99	1.14	0.94

2009
Revenues	$22,004	$21,655	$21,695	$21,784
Operating costs	20,336	20,215	20,019	20,209
Earnings from operations	1,668	1,440	1,676	1,575
Net earnings	984	859	1,035	944
Basic net earnings per common share	0.82	0.73	0.90	0.82
Diluted net earnings per common share	0.81	0.73	0.89	0.81

Basis of Presentation, Use of Estimates and Significant Accounting Policies (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Checks outstanding in excess of bank deposits		$ 1,300,000,000	$ 1,200,000,000
Goodwill impairment charge		172,000,000
Reinsurance receivable		2,000,000,000	2,000,000,000
Initial coverage limit		2,840,000,000	2,830,000,000
Catastrophic coverage		6,448,000,000	6,440,000,000
Annual out-of-pocket maximum	4,550,000,000
Catastrophic reinsurance subsidy coverage rate		80.00%
Variance of risk share		5.00%
Other Current Receivables [Member]
Reinsurance receivable included in other current receivables		126,000,000	139,000,000
Other Assets
Reinsurance receivable included in other assets		$ 1,900,000,000	$ 1,900,000,000

Basis of Presentation, Use of Estimates and Significant Accounting Policies (Consolidated Balance Sheet) (Details) (USD $) In Millions	Dec. 31, 2010		Dec. 31, 2009
Other current receivables	$ 1,643		$ 1,838
Other policy liabilities	3,979		3,137
CMS Subsidies [Member]
Other current receivables	0	[1]	271	[1]
Other policy liabilities	475	[1]	0	[1]
Risk Share [Member]
Other current receivables	0		0
Other policy liabilities	$ 265		$ 268

[1]	Includes the Catastrophic Reinsurance Subsidy and the Low-Income Member Cost Sharing Subsidy.

Basis of Presentation, Use of Estimates and Significant Accounting Policies (Useful Lives for Property, Equipment and Capitalized Software) (Details)	12 Months Ended
Dec. 31, 2010
Leasehold Improvements [Member]
Estimated useful lives of the assets, Minimum	7
Buildings [Member]
Estimated useful lives of the assets, Minimum	35
Estimated useful lives of the assets, Maximum	40
Furniture Fixtures And Equipment[Member]
Estimated useful lives of the assets, Minimum	3
Estimated useful lives of the assets, Maximum	7
Capitalized Software [Member]
Estimated useful lives of the assets, Minimum	3
Estimated useful lives of the assets, Maximum	5

Investments (Narrative) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2009
Total investments: fair value	$ 16,784	$ 14,554
Number of security positions generating unrealized losses	2,600
Total number of security positions	14,000
Securities Collateralized by Sub-prime Home Equity Lines of Credit
Total investments: fair value	6	9
Alt-A Securities
Total investments: fair value	15	19
Commercial Mortgage Loans in Default | Non-U.S. Agency Mortgage-backed Securities
Total investments: fair value	$ 8
Commercial mortgage loans in default from the total mortgage backed-security holdings	1.00%

Investments (Short-term and Long-term Investments) (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Available-for-sale securities: gross unrealized losses	$ 6	$ 8
Total investments: amortized cost	16,333	14,107
Total investments: gross unrealized gains	532	497
Total investments: gross unrealized losses	(81)	(50)
Total investments: fair value	16,784	14,554
Available-for-sale | Debt Securities
Available-for-sale securities: amortized cost	15,622	13,329
Available-for-sale securities: gross unrealized gains	505	481
Available-for-sale securities: gross unrealized losses	(67)	(36)
Available-for-sale securities: fair value	16,060	13,774
Available-for-sale | Debt Securities | Non-U.S. Agency Mortgage-backed Securities
Available-for-sale securities: amortized cost	439	535
Available-for-sale securities: gross unrealized gains	26	8
Available-for-sale securities: gross unrealized losses	0	(5)
Available-for-sale securities: fair value	465	538
Available-for-sale | Debt Securities | U.S. Government and Agency Obligations
Available-for-sale securities: amortized cost	2,214	1,566
Available-for-sale securities: gross unrealized gains	28	12
Available-for-sale securities: gross unrealized losses	(8)	(11)
Available-for-sale securities: fair value	2,234	1,567
Available-for-sale | Debt Securities | State and Municipal Obligations
Available-for-sale securities: amortized cost	6,007	6,080
Available-for-sale securities: gross unrealized gains	183	248
Available-for-sale securities: gross unrealized losses	(42)	(11)
Available-for-sale securities: fair value	6,148	6,317
Available-for-sale | Debt Securities | Corporate Obligations
Available-for-sale securities: amortized cost	5,111	3,278
Available-for-sale securities: gross unrealized gains	210	149
Available-for-sale securities: gross unrealized losses	(11)	(6)
Available-for-sale securities: fair value	5,310	3,421
Available-for-sale | Debt Securities | U.S. Agency Mortgage-backed Securities
Available-for-sale securities: amortized cost	1,851	1,870
Available-for-sale securities: gross unrealized gains	58	64
Available-for-sale securities: gross unrealized losses	(6)	(3)
Available-for-sale securities: fair value	1,903	1,931
Available-for-sale | Equity Securities
Available-for-sale securities: amortized cost	508	579
Available-for-sale securities: gross unrealized gains	22	12
Available-for-sale securities: gross unrealized losses	(14)	(14)
Available-for-sale securities: fair value	516	577
Held-to-maturity | Debt Securities
Held-to-maturity securities: amortized cost	203	199
Held-to-maturity securities: gross unrealized gains	5	4
Held-to-maturity securities: gross unrealized losses	0	0
Held-to-maturity securities: fair value	208	203
Held-to-maturity | Debt Securities | U.S. Government and Agency Obligations
Held-to-maturity securities: amortized cost	167	158
Held-to-maturity securities: gross unrealized gains	5	4
Held-to-maturity securities: gross unrealized losses	0	0
Held-to-maturity securities: fair value	172	162
Held-to-maturity | Debt Securities | State and Municipal Obligations
Held-to-maturity securities: amortized cost	15	17
Held-to-maturity securities: gross unrealized gains	0	0
Held-to-maturity securities: gross unrealized losses	0	0
Held-to-maturity securities: fair value	15	17
Held-to-maturity | Debt Securities | Corporate Obligations
Held-to-maturity securities: amortized cost	21	24
Held-to-maturity securities: gross unrealized gains	0	0
Held-to-maturity securities: gross unrealized losses	0	0
Held-to-maturity securities: fair value	$ 21	$ 24

Investments (Fair Value of the Company's Mortgage-backed Securities by Credit Rating and Non-U.S. Agency Mortgage-backed Securities by Origination) (Details) (USD $) In Millions	Dec. 31, 2010
Mortgage-backed securities	$ 2,368
AAA
Mortgage-backed securities	2,345
AAA | 2010
Mortgage-backed securities	8
AAA | 2007
Mortgage-backed securities	73
AAA | 2006
Mortgage-backed securities	123
AAA | 2005
Mortgage-backed securities	140
AAA | Pre-2005
Mortgage-backed securities	98
AAA | U.S. Agency Mortgage-backed Securities
Mortgage-backed securities	1,903
AA
Mortgage-backed securities	1
AA | 2010
Mortgage-backed securities	0
AA | 2007
Mortgage-backed securities	0
AA | 2006
Mortgage-backed securities	0
AA | 2005
Mortgage-backed securities	0
AA | Pre-2005
Mortgage-backed securities	1
AA | U.S. Agency Mortgage-backed Securities
Mortgage-backed securities	0
A
Mortgage-backed securities	1
A | 2010
Mortgage-backed securities	0
A | 2007
Mortgage-backed securities	0
A | 2006
Mortgage-backed securities	0
A | 2005
Mortgage-backed securities	0
A | Pre-2005
Mortgage-backed securities	1
A | U.S. Agency Mortgage-backed Securities
Mortgage-backed securities	0
Non-investment Grade
Mortgage-backed securities	21
Non-investment Grade | 2010
Mortgage-backed securities	0
Non-investment Grade | 2007
Mortgage-backed securities	3
Non-investment Grade | 2006
Mortgage-backed securities	14
Non-investment Grade | 2005
Mortgage-backed securities	3
Non-investment Grade | Pre-2005
Mortgage-backed securities	1
Non-investment Grade | U.S. Agency Mortgage-backed Securities
Mortgage-backed securities	0
U.S. Agency Mortgage-backed Securities
Mortgage-backed securities	1,903
2010
Mortgage-backed securities	8
2007
Mortgage-backed securities	76
2006
Mortgage-backed securities	137
2005
Mortgage-backed securities	143
Pre-2005
Mortgage-backed securities	$ 101

Investments (Amortized Cost and Fair Value of Available-for-sale Debt Securities by Contractual Maturity) (Details) (USD $) In Millions	Dec. 31, 2010
Due in one year or less, amortized cost	$ 2,251
Due after one year through five years, amortized cost	5,195
Due after five years through ten years, amortized cost	3,860
Due after ten years, amortized cost	2,026
Total debt securities - available-for-sale, amortized cost	15,622
Due in one year or less, fair value	2,260
Due after one year through five years, fair value	5,401
Due after five years through ten years, fair value	3,984
Due after ten years, fair value	2,047
Total debt securities - available-for-sale, fair value	16,060
U.S. Agency Mortgage-backed Securities
Mortgage-backed securities, amortized cost	1,851
Mortgage-backed securities, fair value	1,903
Non-U.S. Agency Mortgage-backed Securities
Mortgage-backed securities, amortized cost	439
Mortgage-backed securities, fair value	$ 465

Investments (Amortized Cost and Fair Value of Held-to-maturity Debt Securities by Contractual Maturity) (Details) (USD $) In Millions	Dec. 31, 2010
Investments
Due in one year or less, amortized cost	$ 66
Due after one year through five years, amortized cost	105
Due after five years through ten years, amortized cost	22
Due after ten years, amortized cost	10
Total debt securities - held-to-maturity, amortized cost	203
Due in one year or less, fair value	66
Due after one year through five years, fair value	108
Due after five years through ten years, fair value	23
Due after ten years, fair value	11
Total debt securities - held-to-maturity, fair value	$ 208

Investments (Fair Value of Available-for-sale Investments with Gross Unrealized Losses by Investment Type and Length of Time that Individual Securities Have Been in a Continuous Unrealized Loss Position) (Details) (USD  $)
In Millions	Dec. 31, 2010	Dec. 31, 2009
Debt Securities
Less than 12 months fair value	$ 3,235	$ 1,622
Less than 12 months gross unrealized losses	(65)	(24)
12 months or greater fair value	32	261
12 months or greater gross unrealized losses	(2)	(12)
Total fair value	3,267	1,883
Total gross unrealized losses	(67)	(36)
Debt Securities | Non-U.S. Agency Mortgage-backed Securities
Less than 12 months fair value		134
Less than 12 months gross unrealized losses		(1)
12 months or greater fair value		86
12 months or greater gross unrealized losses		(4)
Total fair value		220
Total gross unrealized losses		(5)
Debt Securities | U.S. Government and Agency Obligations
Less than 12 months fair value	548	437
Less than 12 months gross unrealized losses	(8)	(11)
12 months or greater fair value	0	4
12 months or greater gross unrealized losses	0	0
Total fair value	548	441
Total gross unrealized losses	(8)	(11)
Debt Securities | State and Municipal Obligations
Less than 12 months fair value	1,383	392
Less than 12 months gross unrealized losses	(40)	(6)
12 months or greater fair value	18	100
12 months or greater gross unrealized losses	(2)	(5)
Total fair value	1,401	492
Total gross unrealized losses	(42)	(11)
Debt Securities | Corporate Obligations
Less than 12 months fair value	949	304
Less than 12 months gross unrealized losses	(11)	(3)
12 months or greater fair value	14	69
12 months or greater gross unrealized losses	0	(3)
Total fair value	963	373
Total gross unrealized losses	(11)	(6)
Debt Securities | U.S. Agency Mortgage-backed Securities
Less than 12 months fair value	355	355
Less than 12 months gross unrealized losses	(6)	(3)
12 months or greater fair value	0	2
12 months or greater gross unrealized losses	0	0
Total fair value	355	357
Total gross unrealized losses	(6)	(3)
Equity Securities
Less than 12 months fair value	206	169
Less than 12 months gross unrealized losses	(14)	(13)
12 months or greater fair value	11	1
12 months or greater gross unrealized losses	0	(1)
Total fair value	217	170
Total gross unrealized losses	$ (14)	$ (14)

Investments (Mortgage Backed Securities in an Unrealized Loss Position by Credit Rating) (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Fair Value	$ 355	$ 577
Gross Unrealized Losses	(6)	(8)
AAA | Mortgage Backed Securities
Fair Value	355	543
Gross Unrealized Losses	(6)	(6)
AA | Mortgage Backed Securities
Fair Value	0	31
Gross Unrealized Losses	0	(2)
A | Mortgage Backed Securities
Fair Value	0	0
Gross Unrealized Losses	0	0
Mortgage Backed Securities | BBB
Fair Value	0	1
Gross Unrealized Losses	0	0
Non-investment Grade
Fair Value	0	2
Gross Unrealized Losses	$ 0	$ 0

Investments (Net Realized Gains (Losses), Before Taxes) (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Investments
Total OTTI	$ (23)	$ (64)	$ (121)
Portion of loss recognized in other comprehensive income	0	0
Net OTTI recognized in earnings	(23)	(64)	(121)
Gross realized losses from sales	(6)	(41)	(50)
Gross realized gains from sales	100	116	165
Net realized gains (losses)	$ 71	$ 11	$ (6)

Fair Value (Narrative) (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Fair Value
Transfers between Level 1 and 2 securities	$ 0
Goodwill impairment charge	172
Fair values of Level 3 investments in venture capital portfolios	166	282
Remaining Level 3 preferred stock equity securities holdings	$ 42	$ 30

Fair Value (Financial Assets and Liabilities, Excluding AARP, Measured at Fair Value on a Recurring Basis) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2009
Cash and cash equivalents	$ 9,123	$ 9,800
Total cash, cash equivalents and investments at fair value	25,699	24,151
Interest rate swap assets	46
Total assets at fair value	25,745
Percentage of total assets at fair value	100.00%	100.00%
Interest rate swap liabilities	104
Quoted Prices in Active Markets (Level 1)
Cash and cash equivalents	8,069	9,135
Total cash, cash equivalents and investments at fair value	9,921	10,439
Interest rate swap assets	0
Total assets at fair value	9,921
Percentage of total assets at fair value	39.00%	43.00%
Interest rate swap liabilities	0
Quoted Prices in Active Markets (Level 1) | Debt Securities
Available for sale securities	1,546	1,042
Quoted Prices in Active Markets (Level 1) | Debt Securities | Non-U.S. Agency Mortgage-backed Securities
Available for sale securities	0	0
Quoted Prices in Active Markets (Level 1) | Debt Securities | U.S. Government and Agency Obligations
Available for sale securities	1,515	1,024
Quoted Prices in Active Markets (Level 1) | Debt Securities | State and Municipal Obligations
Available for sale securities	0	0
Quoted Prices in Active Markets (Level 1) | Debt Securities | Corporate Obligations
Available for sale securities	31	18
Quoted Prices in Active Markets (Level 1) | Debt Securities | U.S. Agency Mortgage-backed Securities
Available for sale securities	0	0
Quoted Prices in Active Markets (Level 1) | Equity Securities
Available for sale securities	306	262
Other Observable Inputs (Level 2)
Cash and cash equivalents	1,054	665
Total cash, cash equivalents and investments at fair value	15,429	13,280
Interest rate swap assets	46
Total assets at fair value	15,475
Percentage of total assets at fair value	60.00%	55.00%
Interest rate swap liabilities	104
Other Observable Inputs (Level 2) | Debt Securities
Available for sale securities	14,373	12,612
Other Observable Inputs (Level 2) | Debt Securities | Non-U.S. Agency Mortgage-backed Securities
Available for sale securities	457	528
Other Observable Inputs (Level 2) | Debt Securities | U.S. Government and Agency Obligations
Available for sale securities	719	543
Other Observable Inputs (Level 2) | Debt Securities | State and Municipal Obligations
Available for sale securities	6,148	6,317
Other Observable Inputs (Level 2) | Debt Securities | Corporate Obligations
Available for sale securities	5,146	3,293
Other Observable Inputs (Level 2) | Debt Securities | U.S. Agency Mortgage-backed Securities
Available for sale securities	1,903	1,931
Other Observable Inputs (Level 2) | Equity Securities
Available for sale securities	2	3
Unobservable Inputs (Level 3)
Cash and cash equivalents	0	0
Total cash, cash equivalents and investments at fair value	349	432
Interest rate swap assets	0
Total assets at fair value	349
Percentage of total assets at fair value	1.00%	2.00%
Interest rate swap liabilities	0
Unobservable Inputs (Level 3) | Debt Securities
Available for sale securities	141	120
Unobservable Inputs (Level 3) | Debt Securities | Non-U.S. Agency Mortgage-backed Securities
Available for sale securities	8	10
Unobservable Inputs (Level 3) | Debt Securities | U.S. Government and Agency Obligations
Available for sale securities	0	0
Unobservable Inputs (Level 3) | Debt Securities | State and Municipal Obligations
Available for sale securities	0	0
Unobservable Inputs (Level 3) | Debt Securities | Corporate Obligations
Available for sale securities	133	110
Unobservable Inputs (Level 3) | Debt Securities | U.S. Agency Mortgage-backed Securities
Available for sale securities	0	0
Unobservable Inputs (Level 3) | Equity Securities
Available for sale securities	208	312
Debt Securities
Available for sale securities	16,060	13,774
Debt Securities | Non-U.S. Agency Mortgage-backed Securities
Available for sale securities	465	538
Debt Securities | U.S. Government and Agency Obligations
Available for sale securities	2,234	1,567
Debt Securities | State and Municipal Obligations
Available for sale securities	6,148	6,317
Debt Securities | Corporate Obligations
Available for sale securities	5,310	3,421
Debt Securities | U.S. Agency Mortgage-backed Securities
Available for sale securities	1,903	1,931
Equity Securities
Available for sale securities	$ 516	$ 577

Fair Value (Reconciliation of Assets Measured at Fair Value on a Recurring Basis Using Level 3 Inputs) (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Balance at beginning of period	$ 432	$ 366	$ 133
Purchases (sales), net	(103)	86	216
Net unrealized gains in accumulated other comprehensive income	9	7	2
Net realized gains (losses) in investment and other income	11	(27)	(54)
Transfers into Level 3	0	0	69
Balance at end of period	349	432	366
Debt Securities
Balance at beginning of period	120	62	0
Purchases (sales), net	19	64	14
Net unrealized gains in accumulated other comprehensive income	0	0	0
Net realized gains (losses) in investment and other income	2	(6)	0
Transfers into Level 3	0	0	48
Balance at end of period	141	120	62
Equity Securities
Balance at beginning of period	312	304	133
Purchases (sales), net	(122)	22	202
Net unrealized gains in accumulated other comprehensive income	9	7	2
Net realized gains (losses) in investment and other income	9	(21)	(54)
Transfers into Level 3	0	0	21
Balance at end of period	$ 208	$ 312	$ 304

Fair Value (Summary of Fair Value and Carrying Value for Certain Financial Instruments for Which it is Practicable to Estimate Fair Value) (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Carrying Value of Financial Instruments
Debt securities - available-for-sale	$ 16,060	$ 13,774
Equity securities - available-for-sale	516	577
Debt securities - held-to-maturity	203	199
AARP Program-related investments	2,435	2,114
Interest rate swap assets	46	0
Senior unsecured notes	10,212	11,173
Interest rate swap liabilities	104	0
Fair Value of Financial Instruments
Debt securities - available-for-sale	16,060	13,774
Equity securities - available-for-sale	516	577
Debt securities - held-to-maturity	208	203
AARP Program-related investments	2,435	2,114
Interest rate swap assets	46	0
Senior unsecured notes	10,903	11,043
Interest rate swap liabilities	$ 104	$ 0

Property, Equipment and Capitalized Software (Narrative) (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Property, Equipment and Capitalized Software
Depreciation expense for property and equipment	$ 398	$ 436	$ 439
Amortization expense for capitalized software	$ 349	$ 314	$ 290

Property, Equipment and Capitalized Software (Summary of Property, Equipment and Capitalized Software) (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Property, Equipment and Capitalized Software
Land	$ 38	$ 32
Buildings and improvements	764	662
Computer equipment	1,418	1,504
Furniture and fixtures	224	235
Less accumulated depreciation	(1,417)	(1,487)
Property and equipment, net	1,027	946
Capitalized software	2,535	2,445
Less accumulated amortization	(1,362)	(1,251)
Capitalized software, net	1,173	1,194
Total property, equipment and capitalized software, net	$ 2,200	$ 2,140

Goodwill and Other Intangible Assets (Narrative) (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Goodwill and Other Intangible Assets
Amortization expense relating to intangible assets	$ 317	$ 241	$ 252
Goodwill impairment charge	$ 172

Goodwill and Other Intangible Assets (Changes in Carrying Amount of Goodwill by Reporting Segment) (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Goodwill, beginning balance	$ 20,727	$ 20,088
Acquisitions	2,209	616
Goodwill, Impairment Loss	(172)
Subsequent payments and adjustments, net	(19)	23
Goodwill, ending balance	22,745	20,727
UnitedHealthcare [Member]
Goodwill, beginning balance	17,851	17,629
Acquisitions	0	161
Goodwill, Impairment Loss	0
Subsequent payments and adjustments, net	(14)	61
Goodwill, ending balance	17,837	17,851
OptumHealth [Member]
Goodwill, beginning balance	573	567
Acquisitions	187	40
Goodwill, Impairment Loss	0
Subsequent payments and adjustments, net	0	(34)
Goodwill, ending balance	760	573
OptumInsight [Member]
Goodwill, beginning balance	1,463	1,052
Acquisitions	2,022	415
Goodwill, Impairment Loss	(172)
Subsequent payments and adjustments, net	(5)	(4)
Goodwill, ending balance	3,308	1,463
OptumRx [Member]
Goodwill, beginning balance	840	840
Acquisitions	0	0
Goodwill, Impairment Loss	0
Subsequent payments and adjustments, net	0	0
Goodwill, ending balance	$ 840	$ 840

Goodwill and Other Intangible Assets (Gross Carrying Value, Accumulated Amortization and Net Carrying Value of Other Intangible Assets) (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Gross Carrying Value	$ 4,260	$ 3,419
Accumulated Amortization	(1,350)	(1,038)
Net Carrying Value	2,910	2,381
Customer Contracts and Membership Lists [Member]
Gross Carrying Value	3,623	2,864
Accumulated Amortization	(1,038)	(796)
Net Carrying Value	2,585	2,068
Patents, Trademarks and Technology [Member]
Gross Carrying Value	505	437
Accumulated Amortization	(246)	(187)
Net Carrying Value	259	250
Other [Member]
Gross Carrying Value	132	118
Accumulated Amortization	(66)	(55)
Net Carrying Value	$ 66	$ 63

Goodwill and Other Intangible Assets (Finite-Lived Intangible Assets Acquired in Business Combinations) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Fair Value	$ 894	$ 281
Weighted-Average Useful Life, in years	13	12
Customer Contracts and Membership Lists [Member]
Fair Value	786	239
Weighted-Average Useful Life, in years	14	12
Patents, Trademarks and Technology [Member]
Fair Value	94	41
Weighted-Average Useful Life, in years	8	9
Other [Member]
Fair Value	$ 14	$ 1
Weighted-Average Useful Life, in years	9	2

Goodwill and Other Intangible Assets (Amortization Expense Relating to Intangible Assets) (Details) (USD $) In Millions	12 Months Ended
Dec. 31, 2010
Goodwill and Other Intangible Assets
2011	$ 316
2012	312
2013	304
2014	294
2015	$ 280

Medical Costs and Medical Costs Payable (Narrative) (Details) (USD $) In Millions	12 Months Ended
Dec. 31, 2010
Medical Costs and Medical Costs Payable
Net favorable medical cost development	$ 800

Medical Costs and Medical Costs Payable (The Components of the Change in Medical Costs Payable) (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Medical Costs and Medical Costs Payable
Medical costs payable, beginning of period	$ 9,362	$ 8,664	$ 8,331
Acquisitions	0	252	331
Current year	69,641	65,599	60,589
Prior years	(800)	(310)	(230)
Total reported medical costs	68,841	65,289	60,359
Payments for current year	(60,949)	(57,109)	(52,872)
Payments for prior year	(8,034)	(7,734)	(7,485)
Total claim payments	(68,983)	(64,843)	(60,357)
Medical costs payable, end of period	$ 9,220	$ 9,362	$ 8,664

Commercial Paper and Long-Term Debt (Narrative) (Details) (USD $)	12 Months Ended				12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended							12 Months Ended
	Dec. 31, 2010	Dec. 31, 2010 Due October 2020 Senior Unsecured Notes	Oct. 25, 2010 Due October 2020 Senior Unsecured Notes	Oct. 25, 2010 Due October 2020 Fixed Rate 3.875 Percent	Dec. 31, 2010 Due October 2040 Senior Unsecured Notes	Oct. 25, 2010 Due October 2040 Fixed Rate 5.700 Percent	Dec. 31, 2010 Due February 2018 Fixed Rate 6.0 Percent	Feb. 29, 2008 Due February 2018 Fixed Rate 6.0 Percent	Dec. 31, 2010 Due February 2013 Fixed Rate 4.9 Percent	Feb. 29, 2008 Due February 2013 Fixed Rate 4.9 Percent	Dec. 31, 2010 Due February 2038 Fixed Rate 6.9 Percent	Feb. 29, 2008 Due February 2038 Fixed Rate 6.9 Percent	Dec. 31, 2010 Commercial paper	Dec. 31, 2010 Revolving Credit Facility	Dec. 31, 2010 Revolving Credit Facility Minimum	Dec. 31, 2010 Revolving Credit Facility Maximum	Dec. 31, 2010 Senior Unsecured Notes	Feb. 05, 2010 Senior Unsecured Notes	Feb. 29, 2008 Senior Unsecured Notes	Dec. 31, 2010 Senior Unsecured Floating-rate Notes Due February 2011	Feb. 29, 2008 Senior Unsecured Floating-rate Notes Due February 2011
Maturity of commercial paper, in days													270
Interest rate													0.40%		0.50%	0.70%
Five-year revolving bank credit facility, which matures in May 2012														$ 2,500,000,000
Maximum percentage of indebtedness to total net capital bank covenant														50.00%
Banks with which the company has bank credit facility														23
Amounts outstanding under the bank credit facility														0
Principal amount of certain outstanding notes, cash tender offers																		775,000,000
Debt instrument, interest rate, stated percentage				3.88%		5.70%		6.00%		4.90%		6.90%
Debt instrument issuance date																	2/15/2008
Senior unsecured notes			$ 750,000,000	$ 450,000,000		$ 300,000,000		$ 1,100,000,000		$ 550,000,000		$ 1,100,000,000							$ 3,000,000,000		$ 250,000,000
Debt instrument maturity date		Oct 15, 2020			Oct 15, 2040		Feb 15, 2018		Feb 15, 2013		Feb 15, 2038			May 15, 2012						Feb 15, 2011
Maturity ranges of interest rate swap contracts	March 2011 through March 2016 and June 2017 through October 2020

Commercial Paper and Long-Term Debt (Commercial Paper and Long-Term Debt) (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Par value	$ 11,495	$ 11,340
Carrying value	11,142	11,173
Fair value	11,833	11,043
Commercial paper
Par value	930	0
Carrying value	930	0
Fair value	930	0
Senior Unsecured Floating-rate Notes Due June 2010
Par value	0	500
Carrying value	0	500
Fair value	0	499
5.1% Senior Unsecured Notes Due November 2010
Par value	0	250
Carrying value	0	257
Fair value	0	259
Senior Unsecured Floating-rate Notes Due February 2011
Par value	250	250
Carrying value	250	250
Fair value	250	251
5.3% Senior Unsecured Notes Due March 2011
Par value	705	750
Carrying value	712	781
Fair value	711	777
5.5% Senior Unsecured Notes Due November 2012
Par value	352	450
Carrying value	372	480
Fair value	377	481
4.9% Senior Unsecured Notes Due February 2013
Par value	534	550
Carrying value	541	549
Fair value	568	575
4.9% Senior Unsecured Notes Due April 2013
Par value	409	450
Carrying value	425	464
Fair value	437	472
4.8% Senior Unsecured Notes Due February 2014
Par value	172	250
Carrying value	186	268
Fair value	184	256
5.0% Senior Unsecured Notes Due August 2014
Par value	389	500
Carrying value	425	540
Fair value	423	518
4.9% Senior Unsecured Notes Due March 2015
Par value	416	500
Carrying value	456	544
Fair value	444	513
5.4% Senior Unsecured Notes Due March 2016
Par value	601	750
Carrying value	666	847
Fair value	661	772
5.4% Senior Unsecured Notes Due November 2016
Par value	95	95
Carrying value	95	95
Fair value	105	98
6.0% Senior Unsecured Notes Due June 2017
Par value	441	500
Carrying value	484	587
Fair value	491	523
6.0% Senior Unsecured Notes Due November 2017
Par value	156	250
Carrying value	167	285
Fair value	174	258
6.0% Senior Unsecured Notes Due February 2018
Par value	1,100	1,100
Carrying value	1,065	1,099
Fair value	1,249	1,136
3.9% Senior Unsecured Notes Due October 2020
Par value	450	0
Carrying value	413	0
Fair value	429	0
Zero Coupon Senior Unsecured Notes Due November 2022
Par value	1,095	1,095
Carrying value	588	558
Fair value	677	611
5.8% Senior Unsecured Notes Due March 2036
Par value	850	850
Carrying value	844	844
Fair value	862	762
6.5% Senior Unsecured Notes Due June 2037
Par value	500	500
Carrying value	495	495
Fair value	552	493
6.6% Senior Unsecured Notes Due November 2037
Par value	650	650
Carrying value	645	645
Fair value	729	651
6.9% Senior Unsecured Notes Due February 2038
Par value	1,100	1,100
Carrying value	1,085	1,085
Fair value	1,281	1,138
5.7% Senior Unsecured Notes Due October 2040
Par value	300	0
Carrying value	298	0
Fair value	$ 299	$ 0

Commercial Paper and Long-Term Debt (Maturities of long-term debt) (Details) (USD $) In Millions	Dec. 31, 2010
2011	$ 1,892
2012	372
2013	966
2014	611
2015	456
Thereafter	6,257
$1,095 million par, zero coupon senior unsecured notes due November 2022 [Member]
Senior notes	$ 588 [1]

[1]	These notes have been included in current maturities of long-term debt in the Consolidated Balance Sheets as of December 31, 2010 and 2009 due to a current note holder option to "put" the note to the Company which began on November 15, 2010, and recurs each November 15 thereafter until 2022 (except 2014), at accreted value.

Commercial Paper and Long-Term Debt (Summary of Location and Fair Value of Fair Value Hedges) (Details) (Interest Rate Swap Contracts, USD $) In Millions	Dec. 31, 2010
Other liabilities
Fair value	$ 104
Other Assets
Notional amount	5,725
Fair value	$ 46

Commercial Paper and Long-Term Debt (Effect of Changes in Fair Value of Fair Value Hedges) (Details) (USD $) In Millions	12 Months Ended
Dec. 31, 2010
Commercial Paper and Long-Term Debt
Hedge loss recognized in interest expense	$ (58)
Hedged item gain recognized in interest expense	58
Net impact on the Company's Consolidated Statement of Operations	$ 0

Income Taxes (Narrative) (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Federal net operating loss carryforwards	$ 149
Net tax benefit generated from reduction in interest accrued		7
Accrued interest for uncertain tax positions	63
Accrued interest		44
Unrecognized tax benefits that, if recognized, would affect the effective tax rate	128
Unrecognized tax benefits	118
Interest expense and penalties	$ 15
Federal
Net operating loss carryforwards, expiration dates	2011 through 2030
State
Net operating loss carryforwards, expiration dates	2011 through 2029

Income Taxes (Components of the provision for income taxes) (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Taxes
Current Provision, Federal	$ 2,524	$ 1,924	$ 1,564
Current Provision, State and local	180	78	145
Total current provision	2,704	2,002	1,709
Deferred provision	45	(16)	(62)
Total provision for income taxes, amount	$ 2,749	$ 1,986	$ 1,647

Income Taxes (Reconciliation of the tax provision at the U.S. Federal Statutory Rate) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Taxes
Tax provision at the U.S. federal statutory rate, amount	$ 2,584	$ 2,033	$ 1,618
State income taxes, net of federal benefit, amount	129	66	106
Settlement of state exams, net of federal benefit, amount	(3)	(40)	(12)
Tax-exempt investment income, amount	(65)	(70)	(69)
Non-deductible compensation, amount	64	0	0
Other, net, amount	40	(3)	4
Total provision for income taxes, amount	$ 2,749	$ 1,986	$ 1,647
Tax provision at the U.S. federal statutory rate	35.00%	35.00%	35.00%
State income taxes, net of federal benefit, rate	1.70%	1.10%	2.20%
Settlement of state exams, net of federal benefit, rate	0.00%	(0.70%)	(0.20%)
Tax-exempt investment income, rate	(0.90%)	(1.20%)	(1.50%)
Non-Deductible Compensation, rate	0.90%	0.00%	0.00%
Other, net, rate	0.50%	0.00%	0.10%
Effective income tax rate	37.20%	34.20%	35.60%

Income Taxes (Components of deferred income tax assets and liabilities) (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Income Taxes
Deferred income tax assets, Share-based compensation	$ 385	$ 419
Deferred income tax assets, Net operating loss carryforwards	285	206
Deferred income tax assets, Accrued expenses and allowances	233	201
Deferred income tax assets, Long term liabilities	147	164
Deferred income tax assets, Medical costs payable and other policy liabilities	102	218
Deferred income tax assets, Unearned revenues	78	58
Deferred income tax assets, Unrecognized tax benefits	62	55
Deferred income tax assets, Other	215	190
Deferred income tax assets, Subtotal	1,507	1,511
Less: valuation allowances	(247)	(198)
Total deferred income tax assets	1,260	1,313
Deferred income tax liabilities, Intangible assets	(1,104)	(890)
Deferred income tax liabilities, Capitalized software development	(450)	(449)
Deferred income tax liabilities, Net unrealized gains on investments	(161)	(163)
Deferred income tax liabilities, Depreciation and amortization	(140)	(80)
Deferred income tax liabilities, Prepaid expenses	(92)	(90)
Total deferred income tax liabilities	(1,947)	(1,672)
Net deferred income tax liabilities	$ (687)	$ (359)

Income Taxes (Reconciliation of unrecognized tax benefits) (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Income Taxes
Gross unrecognized tax benefits, beginning of period	$ 220	$ 340
Gross increases, Current year tax positions	13	10
Gross increases, Prior year tax positions	30	11
Gross decreases, Prior year tax positions	0	(62)
Gross decreases, Settlements	0	(61)
Gross decreases, Statute of limitations lapses	(43)	(18)
Gross unrecognized tax benefits, end of period	$ 220	$ 220

Shareholders' Equity (Narrative) (Details) (USD $) Share data in Millions, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Feb. 28, 2010
Maximum amount of ordinary dividends that could be paid	$ 3,200,000,000	$ 3,100,000,000
Extraordinary dividends	686,000,000	2,500,000,000
Additional amount of shares of common stock authorized by Board of Directors for the Company to purchase	48			120
Cash and investments held by non-regulated entities	974,000,000
Cash and investments	25,900,000,000
Statutory capital and surplus, balance	11,000,000,000
Common stock repurchases	2,517,000,000	1,801,000,000	2,684,000,000
Common stock repurchases, shares	76
Common stock repurchases, average price	$ 33
Common stock repurchases, value	2,517,000,000	1,801,000,000	2,684,000,000
Parent Company [Member]
Dividends paid to parent companies by subsidiaries	$ 3,200,000,000	$ 4,200,000,000

Shareholders' Equity (Schedule of Company's dividend payments) (Details) (USD $) In Millions, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Shareholders' Equity
Aggregate Amount per Share	$ 0.405	$ 0.03	$ 0.03
Total Amount Paid	$ 449	$ 36	$ 37

Share-Based Compensation (Narrative) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Weighting of historical volatility	90.00%
Weighting of implied volatility	10.00%
Weighted-average grant date fair value of restricted shares granted during the period	$ 32
Share-based compensation expense	$ 326	$ 334	$ 305
Share-based compensation expense, net of tax effects	278	220	202
Total unrecognized compensation cost related to share awards	449
Total unrecognized compensation cost related to share awards, weighted-average period (in years)	1.2
Income tax benefit realized from share-based award exercises	78	94	106
Discounted stock purchase price calculation	85.00%
Total deferrals related to non-qualified, unfunded deferred compensation plans	258	216
Stock Options and SARs
Shares available for future grants	63.4
Period that stock options and SARS may be exercised from the date of grant	10
Weighted-average grant date fair value of stock options and SARs granted during the period (per share)	$ 13	$ 10	$ 9
Total intrinsic value of stock options and SARs exercised during the period	164	282	244
Restricted Stock
Shares available for future grants	12.5
Weighted-average grant date fair value of restricted shares granted during the period	$ 32	$ 29	$ 34
Total fair value of restricted shares vested during the period	$ 99	$ 56	$ 17
Employee Stock Purchase Plan [Member]
Shares available for future grants	5.6
Stock purchased under ESPP	3.8	3.7	2.9
Restricted Stock | Lower Limit
Range of period that restricted shares vest ratably	3
Restricted Stock | Upper Limit
Range of period that restricted shares vest ratably	5
Lower Limit
Period that stock options and SARS vest	four
Upper Limit
Period that stock options and SARS vest	six

Share-Based Compensation (Stock Option and SAR Activity) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Share-Based Compensation
Outstanding at beginning of period, shares	124
Granted, shares	10
Exercised, shares	(12)
Forfeited, shares	(10)
Outstanding at end of period, shares	112
Exercisable at end of period, shares	82
Vested and expected to vest end of period, shares	110
Outstanding at beginning of period, weighted-average exercise price	$ 39
Granted, weighted-average exercise price	$ 33
Exercised, weighted-average exercise price	$ 19
Forfeited, weighted-average exercise price	$ 39
Outstanding at end of period, weighted-average exercise price	$ 40
Exercisable at end of period, weighted-average exercise price	$ 42
Vested and expected to vest end of period, weighted-average exercise price	$ 40
Outstanding at end of period, weighted-average remaining contractual life (in years)	5.3
Exercisable at end of period, weighted-average remaining contractual life (in years)	4.4
Vested and expected to vest end of period, weighted-average remaining contractual life (in years)	5.3
Outstanding at end of period, aggregate intrinsic value (in millions)	$ 395
Exercisable at end of period, aggregate intrinsic value (in millions)	283
Vested and expected to vest end of period, aggregate intrinsic value (in millions)	$ 388

Share-Based Compensation (Share-Based Compensation Principal Fair Value Assumptions) (Details)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Share-Based Compensation
Risk free interest rate, lower limit	1.00%	1.70%	2.20%
Risk free interest rate, upper limit	2.10%	2.40%	3.40%
Expected volatility, lower limit	45.40%	41.30%
Expected volatility, upper limit	46.20%	46.80%
Expected volatility			29.50%
Expected dividend yield, lower limit	0.10%
Expected dividend yield, upper limit	1.70%
Expected dividend yield		0.10%	0.10%
Forfeiture rate	5.00%	5.00%	5.00%
Expected life in years, lower limit	4.6	4.4
Expected life in years, upper limit	5.1	5.1
Expected life in years			4.3

Share-Based Compensation (Restricted Share Activity) (Details) (USD $) In Millions, except Per Share data	12 Months Ended
Dec. 31, 2010
Share-Based Compensation
Nonvested at beginning of period, shares	11
Granted, shares	6
Vested, shares	(3)
Forfeited, shares	(1)
Nonvested at end of period, shares	13
Nonvested at beginning of period, weighted-average grant date fair value	$ 32
Granted, weighted-average grant date fair value	$ 32
Vested, weighted-average grant date fair value	$ 33
Forfeited, weighted-average grant date fair value	$ 32
Nonvested at end of period, weighted-average grant date fair value	$ 31

AARP (Narrative) (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Premiums	$ 85,405	$ 79,315	$ 73,608
AARP Program
Premiums	6,300	6,000	5,700
Increase to AARP RSF	$ 107	$ 99	$ 82

AARP (AARP Program-related Assets and Liabilities) (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Accounts receivable	$ 2,061	$ 1,954
Assets under management	2,550	2,383
Medical costs payable	9,220	9,362	8,664	8,331
Accounts payable and accrued liabilities	6,488	6,283
Other policy liabilities	3,979	3,137
Future policy benefits	2,361	2,325
AARP Program
Accounts receivable	526	509
Assets under management	2,550	2,383
Medical costs payable	1,150	1,182
Accounts payable and accrued liabilities	48	40
Other policy liabilities	1,286	1,145
Future policy benefits	533	482
Other liabilities	$ 59	$ 43

AARP (AARP Program Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis) (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Cash and cash equivalents	$ 9,123	$ 9,800
Total cash, cash equivalents and investments at fair value	25,699	24,151
AARP Program
Cash and cash equivalents	115	269
Total cash, cash equivalents and investments at fair value	2,550	2,383
Other liabilities	59	43
Total liabilities at fair value	59	43
AARP Program | Quoted Prices in Active Markets (Level 1)
Cash and cash equivalents	115	269
Total cash, cash equivalents and investments at fair value	630	627
Other liabilities	0	0
Total liabilities at fair value	0	0
AARP Program | Quoted Prices in Active Markets (Level 1) | Debt Securities
Available for sale securities	515	358
AARP Program | Quoted Prices in Active Markets (Level 1) | Debt Securities | Non-U.S. Agency Mortgage-backed Securities
Available for sale securities	0	0
AARP Program | Quoted Prices in Active Markets (Level 1) | Debt Securities | U.S. Government and Agency Obligations
Available for sale securities	515	358
AARP Program | Quoted Prices in Active Markets (Level 1) | Debt Securities | State and Municipal Obligations
Available for sale securities	0	0
AARP Program | Quoted Prices in Active Markets (Level 1) | Debt Securities | Corporate Obligations
Available for sale securities	0	0
AARP Program | Quoted Prices in Active Markets (Level 1) | Debt Securities | U.S. Agency Mortgage-backed Securities
Available for sale securities	0	0
AARP Program | Quoted Prices in Active Markets (Level 1) | Equity Securities
Available for sale securities	0	0
AARP Program | Other Observable Inputs (Level 2)
Cash and cash equivalents	0	0
Total cash, cash equivalents and investments at fair value	1,920	1,756
Other liabilities	0	0
Total liabilities at fair value	0	0
AARP Program | Other Observable Inputs (Level 2) | Debt Securities
Available for sale securities	1,918	1,754
AARP Program | Other Observable Inputs (Level 2) | Debt Securities | Non-U.S. Agency Mortgage-backed Securities
Available for sale securities	137	149
AARP Program | Other Observable Inputs (Level 2) | Debt Securities | U.S. Government and Agency Obligations
Available for sale securities	244	298
AARP Program | Other Observable Inputs (Level 2) | Debt Securities | State and Municipal Obligations
Available for sale securities	15	9
AARP Program | Other Observable Inputs (Level 2) | Debt Securities | Corporate Obligations
Available for sale securities	1,129	955
AARP Program | Other Observable Inputs (Level 2) | Debt Securities | U.S. Agency Mortgage-backed Securities
Available for sale securities	393	343
AARP Program | Other Observable Inputs (Level 2) | Equity Securities
Available for sale securities	2	2
AARP Program | Unobservable Inputs (Level 3)
Cash and cash equivalents	0	0
Total cash, cash equivalents and investments at fair value	0	0
Other liabilities	59	43
Total liabilities at fair value	59	43
AARP Program | Unobservable Inputs (Level 3) | Debt Securities
Available for sale securities	0	0
AARP Program | Unobservable Inputs (Level 3) | Debt Securities | Non-U.S. Agency Mortgage-backed Securities
Available for sale securities	0	0
AARP Program | Unobservable Inputs (Level 3) | Debt Securities | U.S. Government and Agency Obligations
Available for sale securities	0	0
AARP Program | Unobservable Inputs (Level 3) | Debt Securities | State and Municipal Obligations
Available for sale securities	0	0
AARP Program | Unobservable Inputs (Level 3) | Debt Securities | Corporate Obligations
Available for sale securities	0	0
AARP Program | Unobservable Inputs (Level 3) | Debt Securities | U.S. Agency Mortgage-backed Securities
Available for sale securities	0	0
AARP Program | Unobservable Inputs (Level 3) | Equity Securities
Available for sale securities	0	0
AARP Program | Debt Securities
Available for sale securities	2,433	2,112
AARP Program | Debt Securities | Non-U.S. Agency Mortgage-backed Securities
Available for sale securities	137	149
AARP Program | Debt Securities | U.S. Government and Agency Obligations
Available for sale securities	759	656
AARP Program | Debt Securities | State and Municipal Obligations
Available for sale securities	15	9
AARP Program | Debt Securities | Corporate Obligations
Available for sale securities	1,129	955
AARP Program | Debt Securities | U.S. Agency Mortgage-backed Securities
Available for sale securities	393	343
AARP Program | Equity Securities
Available for sale securities	2	2
Debt Securities
Available for sale securities	16,060	13,774
Debt Securities | Non-U.S. Agency Mortgage-backed Securities
Available for sale securities	465	538
Debt Securities | U.S. Government and Agency Obligations
Available for sale securities	2,234	1,567
Debt Securities | State and Municipal Obligations
Available for sale securities	6,148	6,317
Debt Securities | Corporate Obligations
Available for sale securities	5,310	3,421
Debt Securities | U.S. Agency Mortgage-backed Securities
Available for sale securities	1,903	1,931
Equity Securities
Available for sale securities	$ 516	$ 577

Commitments and Contingencies (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Jul. 17, 2009	Jan. 14, 2009
Commitments and Contingencies
Operating leases, rent expense	$ 297,000,000	$ 303,000,000	$ 264,000,000
Undrawn letters of credit with financial institutions, outstanding	66,000,000
Surety bonds outstanding	288,000,000
Proposed settlement to fund the settlement for health plan members and out-of-network providers in connection with out-of-network procedures performed since March 15, 1994					350,000,000
Plaintiffs' counsel fees and expenses, federal court				30,000,000
Plaintiffs' counsel fees and expenses, state court				6,000,000
Total number of alleged violations by the California Department of Insurance (CDI)	992,936
Penalties per violation, maximum	10,000
Total penalties issued, maximum	$ 8,000,000

Commitments and Contingencies (Future Minimum Annual Lease Payments, Net of Sublease Income, Under all Noncancelable Operating Leases) (Details) (USD $) In Millions	Dec. 31, 2010
Commitments and Contingencies
2011	$ 259
2012	240
2013	191
2014	156
2015	129
Thereafter	$ 579

Segment Financial Information (Narrative) (Details)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Segment Financial Information
Percentage of total consolidated Revenues, premium revenues	27.00%	27.00%	25.00%

Segment Financial Information (Details) (USD $) In Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Revenues - external customers:
Premiums, revenues - external customers									$ 85,405	$ 79,315	$ 73,608
Services, revenues - external customers									5,819	5,306	5,152
Products, revenues - external customers									2,322	1,925	1,655
Total revenues - external customers									93,546	86,546	80,415
Total revenues - intersegment									0	0	0
Investment and other income									609	592	771
Total revenues	24,030	23,668	23,264	23,193	21,784	21,695	21,655	22,004	94,155	87,138	81,186
Earnings from operations	1,802	2,145	1,901	2,016	1,575	1,676	1,440	1,668	7,864	6,359	5,263
Interest expense									(481)	(551)	(639)
Earnings before income taxes									7,383	5,808	4,624
Total assets	63,063				59,045				63,063	59,045	55,815
Purchases of property, equipment and capitalized software									878	739	791
Depreciation and amortization									1,064	991	981
Goodwill impairment charge									172
UnitedHealthcare [Member]
Revenues - external customers:
Premiums, revenues - external customers									84,158	78,251	72,656
Services, revenues - external customers									4,021	3,941	3,877
Products, revenues - external customers									0	0	0
Total revenues - external customers									88,179	82,192	76,533
Total revenues - intersegment									0	0	0
Investment and other income									551	538	703
Total revenues									88,730	82,730	77,236
Earnings from operations									6,740	4,833	5,178
Interest expense									0	0	0
Earnings before income taxes									6,740	4,833	5,178
Total assets	50,913				49,920				50,913	49,920	47,271
Purchases of property, equipment and capitalized software									525	482	538
Depreciation and amortization									725	679	707
Goodwill impairment charge									0
OptumHealth [Member]
Revenues - external customers:
Premiums, revenues - external customers									1,247	1,064	952
Services, revenues - external customers									331	274	305
Products, revenues - external customers									19	16	13
Total revenues - external customers									1,597	1,354	1,270
Total revenues - intersegment									2,912	2,805	2,522
Investment and other income									56	53	58
Total revenues									4,565	4,212	3,850
Earnings from operations									511	599	608
Interest expense									0	0	0
Earnings before income taxes									511	599	608
Total assets	3,897				3,190				3,897	3,190	2,973
Purchases of property, equipment and capitalized software									117	71	87
Depreciation and amortization									100	105	105
Goodwill impairment charge									0
OptumInsight [Member]
Revenues - external customers:
Premiums, revenues - external customers									0	0	0
Services, revenues - external customers									1,403	1,042	925
Products, revenues - external customers									93	90	95
Total revenues - external customers									1,496	1,132	1,020
Total revenues - intersegment									845	691	532
Investment and other income									1	0	3
Total revenues									2,342	1,823	1,555
Earnings from operations									84	246	232
Interest expense									0	0	0
Earnings before income taxes									84	246	232
Total assets	5,435				2,775				5,435	2,775	1,922
Purchases of property, equipment and capitalized software									156	129	112
Depreciation and amortization									159	128	105
Goodwill impairment charge									172
OptumRx [Member]
Revenues - external customers:
Premiums, revenues - external customers									0	0	0
Services, revenues - external customers									64	49	45
Products, revenues - external customers									2,210	1,819	1,547
Total revenues - external customers									2,274	1,868	1,592
Total revenues - intersegment									14,449	12,532	10,936
Investment and other income									1	1	7
Total revenues									16,724	14,401	12,535
Earnings from operations									529	681	360
Interest expense									0	0	0
Earnings before income taxes									529	681	360
Total assets	3,087				3,092				3,087	3,092	2,827
Purchases of property, equipment and capitalized software									80	57	54
Depreciation and amortization									80	79	64
Goodwill impairment charge									0
Corporate and Intersegment Eliminations [Member]
Revenues - external customers:
Premiums, revenues - external customers									0	0	0
Services, revenues - external customers									0	0	0
Products, revenues - external customers									0	0	0
Total revenues - external customers									0	0	0
Total revenues - intersegment									(18,206)	(16,028)	(13,990)
Investment and other income									0	0	0
Total revenues									(18,206)	(16,028)	(13,990)
Earnings from operations									0	0	(1,115)
Interest expense									(481)	(551)	(639)
Earnings before income taxes									(481)	(551)	(1,754)
Total assets	(269)				68				(269)	68	822
Purchases of property, equipment and capitalized software									0	0	0
Depreciation and amortization									0	0	0
Goodwill impairment charge									$ 0

Quarterly Financial Data (Quarterly Financial Information) (Details) (USD $) In Millions, except Per Share data	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Quarterly Financial Data
Revenues	$ 24,030	$ 23,668	$ 23,264	$ 23,193	$ 21,784	$ 21,695	$ 21,655	$ 22,004	$ 94,155	$ 87,138	$ 81,186
Operating costs	22,228	21,523	21,363	21,177	20,209	20,019	20,215	20,336	86,291	80,779	75,923
Earnings from operations	1,802	2,145	1,901	2,016	1,575	1,676	1,440	1,668	7,864	6,359	5,263
Net earnings	$ 1,043	$ 1,277	$ 1,123	$ 1,191	$ 944	$ 1,035	$ 859	$ 984	$ 4,634	$ 3,822	$ 2,977
Basic net earnings per common share	$ 0.95	$ 1.15	$ 1	$ 1.04	$ 0.82	$ 0.9	$ 0.73	$ 0.82	$ 4.14	$ 3.27	$ 2.45
Diluted net earnings per common share	$ 0.94	$ 1.14	$ 0.99	$ 1.03	$ 0.81	$ 0.89	$ 0.73	$ 0.81	$ 4.1	$ 3.24	$ 2.4